Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRSTBANK CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		8,022,952
Entity Public Float			$ 73,507,207
Amendment Flag	false
Entity Central Index Key	0000778972
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 38,544	$ 40,151
Short term investments	61,057	35,665
Total cash and cash equivalents	99,601	75,816
FDIC insured bank time certificates of deposit	2,927	4,432
Trading Account Securities	6	2
Securities available for sale	353,678	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	2,921	349
Loans	963,762	983,909
Allowance for loan losses	(21,340)	(21,019)
Premises and equipment, net	24,356	25,087
Goodwill	35,513	35,513
Core deposits and other intangibles	965	1,448
Other real estate owned	2,925	5,251
Accrued interest receivable and other assets	26,182	25,061
TOTAL ASSETS	1,498,762	1,485,299
Deposits:
Non-interest bearing demand accounts	251,109	214,904
Interest bearing accounts:
Demand	348,598	340,942
Savings	265,323	241,603
Time	376,371	423,093
Total Deposits	1,241,401	1,220,542
Securities sold under agreements to repurchase and overnight borrowings	42,785	46,784
Federal Home Loan Bank advances	22,493	19,457
Subordinated debentures	36,084	36,084
Accrued interest payable and other liabilities	8,941	7,055
Total Liabilities	1,351,704	1,329,922
SHAREHOLDERS’ EQUITY
Preferred stock; no par value, 300,000 shares authorized; 17,000 and 33,000 shares issued and outstanding in 2012 and 2011	16,908	32,792
Common stock; no par value, 20,000,000 shares authorized; 8,001,903 and 7,892,486 shares issued and outstanding in 2012 and 2011	115,621	115,734
Retained earnings	10,921	3,955
Accumulated other comprehensive income	3,608	2,896
Total Shareholders’ Equity	147,058	155,377
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,498,762	$ 1,485,299

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized (in Shares)	300,000	300,000
Preferred stock, shares issued (in Shares)	17,000	33,000
Preferred stock; shares outstanding	17,000	33,000
Common stock,par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized (in Shares)	20,000,000	20,000,000
Common stock, shares issued (in Shares)	8,001,903	7,892,486
Common stock, shares outstanding (in Shares)	8,001,903	7,892,486

Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income:
Loans, including fees	$ 56,975,000	$ 61,465,000	$ 67,390,000
Securities:
Taxable	4,557,000	4,888,000	3,649,000
Exempt from federal income tax	1,169,000	1,118,000	1,138,000
Short term investments	165,000	173,000	205,000
Total Interest Income	62,866,000	67,644,000	72,382,000
Interest Expense:
Deposits	6,626,000	10,891,000	15,733,000
FHLB advances and notes payable	625,000	801,000	3,564,000
Subordinated debentures	1,036,000	1,197,000	1,497,000
Other	87,000	83,000	96,000
Total Interest Expense	8,374,000	12,972,000	20,890,000
Net Interest Income	54,492,000	54,672,000	51,492,000
Provision for loan losses	7,690,000	13,337,000	13,344,000
Net Interest Income after Provision for Loan Losses	46,802,000	41,335,000	38,148,000
Non-Interest Income:
Service charges on deposit accounts	4,219,000	4,492,000	4,576,000
Gain on sale of mortgage loans	6,523,000	3,683,000	5,907,000
Mortgage servicing, net of amortization	(231,000)	89,000	(96,000)
Gain/(loss) on trading account securities	4,000	(11,000)	3,000
Gain/(loss) on securities transactions	44,000	(37,000)	4,000
Courier and cash delivery services	0	0	174,000
Other	2,111,000	1,459,000	1,261,000
Total Non-Interest Income	12,670,000	9,675,000	11,829,000
Non-Interest Expense:
Salaries and employee benefits	22,680,000	21,263,000	20,889,000
Occupancy and equipment	5,152,000	5,311,000	5,555,000
FDIC insurance premium	1,220,000	1,560,000	2,098,000
Amortization of intangibles	483,000	698,000	796,000
Outside professional services	1,287,000	1,202,000	1,144,000
Advertising and promotions	1,491,000	1,425,000	1,684,000
OREO expense and valuation write downs	1,679,000	3,153,000	3,513,000
Other	10,690,000	8,941,000	9,023,000
Total Non-Interest Expense	44,682,000	43,553,000	44,702,000
Income before federal income taxes	14,790,000	7,457,000	5,275,000
Federal income taxes	4,256,000	1,834,000	1,512,000
NET INCOME	10,534,000	5,623,000	3,763,000
Preferred stock dividends and accretion of discount on preferred stock	1,275,000	1,679,000	1,679,000
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	9,259,000	3,944,000	2,084,000
Basic earnings per common share (in Dollars per share)	$ 1.17	$ 0.5	$ 0.27
Diluted earnings per common share (in Dollars per share)	$ 1.16	$ 0.5	$ 0.27
COMPREHENSIVE INCOME
Net income	10,534,000	5,623,000	3,763,000
Change in unrealized gain on securities, net of tax and reclassification effects	712,000	2,750,000	(452,000)
TOTAL COMPREHENSIVE INCOME	$ 11,246,000	$ 8,373,000	$ 3,311,000

Consolidated Statements of Changes in Shareholders’ Equity (USD $)	Common Stock [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2009	$ 114,746,000	$ 32,734,000	$ (1,198,000)	$ 598,000	$ 146,880,000
Net income			3,763,000		3,763,000
Cash dividends on common stock			(620,000)		(620,000)
Accrued dividends on preferred stock and		29,000	(1,679,000)		(1,650,000)
Amortization of stock warrants	(29,000)		29,000		0
Issuance of shares of common stock through the dividend reinvestment plan	121,000				121,000
Issuance of shares of common stock from supplemental shareholder investments	34,000				34,000
Issuance of shares of common stock	237,000				237,000
Stock option and restricted stock expense	115,000				115,000
Net change in unrealized gain/(loss) on securities available for sale, tax of				(452,000)	(452,000)
Balances at Dec. 31, 2010	115,224,000	32,763,000	295,000	146,000	148,428,000
Net income			5,623,000		5,623,000
Cash dividends on common stock			(313,000)		(313,000)
Accrued dividends on preferred stock and		29,000	(1,679,000)		(1,650,000)
Amortization of stock warrants	(29,000)		29,000		0
Issuance of shares of common stock through the dividend reinvestment plan	62,000				62,000
Issuance of shares of common stock from supplemental shareholder investments	197,000				197,000
Issuance of shares of common stock	162,000				162,000
Stock option and restricted stock expense	118,000				118,000
Net change in unrealized gain/(loss) on securities available for sale, tax of				2,750,000	2,750,000
Balances at Dec. 31, 2011	115,734,000	32,792,000	3,955,000	2,896,000	155,377,000
Net income			10,534,000		10,534,000
Cash dividends on common stock			(2,314,000)		(2,314,000)
Accrued dividends on preferred stock and		22,000	(1,269,000)		(1,247,000)
Amortization of stock warrants	(15,000)		15,000		0
Issuance of shares of common stock through the dividend reinvestment plan	440,000				440,000
Issuance of shares of common stock from supplemental shareholder investments	201,000				201,000
Issuance of shares of common stock	262,000				262,000
Stock option and restricted stock expense	96,000				96,000
Net change in unrealized gain/(loss) on securities available for sale, tax of				712,000	712,000
Redemption of 16,000 shares of preferred stock	850,000	(15,906,000)			(15,056,000)
Repurchase of stock warrants	(1,947,000)				(1,947,000)
Balances at Dec. 31, 2012	$ 115,621,000	$ 16,908,000	$ 10,921,000	$ 3,608,000	$ 147,058,000

Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock [Member]
Cash dividends on common stock - per share (in Dollars per share)	$ 0.29	$ 0.04	$ 0.08
Shares of common stock through the dividend reinvestment plan	46,512	11,610	21,933
Shares of common stock from supplemental shareholder investments	21,925	34,803	6,555
Shares of common stock	40,980	42,379	44,587
Preferred Stock [Member]
Redemption of shares of preferred stock	16,000
Accumulated Other Comprehensive Income (Loss) [Member]
Net change in unrealized gain/(loss) on securities available for sale,tax (in Dollars)	$ 366	$ 1,417	$ 233

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 10,534,000	$ 5,623,000	$ 3,763,000
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	7,690,000	13,337,000	13,344,000
Depreciation of premises and equipment	1,915,000	2,062,000	2,278,000
Net amortization and accretion of security premiums/discounts	4,096,000	3,783,000	2,161,000
(Gain)/Loss on trading account securities	(4,000)	11,000	(3,000)
(Gain)/Loss on securities transactions	(44,000)	37,000	(4,000)
Amortization of intangibles	483,000	698,000	796,000
Stock option and restricted stock grant compensation expense	96,000	118,000	115,000
Gain on sale of mortgage loans	(6,523,000)	(3,683,000)	(5,907,000)
Proceeds from sales of mortgage loans	200,957,000	115,100,000	186,040,000
Loans originated for sale	(197,006,000)	(110,411,000)	(180,910,000)
Deferred federal income tax expense/(benefit)	(27,000)	(1,299,000)	499,000
Decrease in accrued interest receivable and other assets	(860,000)	4,513,000	6,042,000
Increase/(decrease) in accrued interest payable and other liabilities	1,886,000	(1,007,000)	(2,595,000)
NET CASH FROM OPERATING ACTIVITIES	23,193,000	28,882,000	25,619,000
INVESTING ACTIVITIES
Proceeds from sales of securities available for sale	2,780,000	2,190,000	7,420,000
Proceeds from maturities of CDs	1,505,000	0	0
Proceeds from maturities and calls of securities available for sale	136,526,000	128,048,000	112,836,000
Purchase of securities available for sale	(153,775,000)	(210,398,000)	(229,458,000)
Redemption of Federal Home Loan Bank stock	0	937,000	881,000
Net decrease in portfolio loans	8,632,000	28,015,000	69,346,000
Proceeds from sale of other real estate owned	5,873,000	6,850,000	6,645,000
Net purchases of premises and equipment	(1,184,000)	(1,718,000)	(2,272,000)
NET CASH FROM/(USED IN) INVESTING ACTIVITIES	357,000	(46,076,000)	(34,602,000)
FINANCING ACTIVITIES
Net increase in deposits	20,859,000	36,759,000	34,720,000
Net increase/(decrease) in securities sold under agreements to repurchase and overnight borrowings	(3,999,000)	5,456,000	1,919,000
Repayment of Federal Home Loan Bank borrowings	(7,964,000)	(24,201,000)	(68,605,000)
Proceeds from Federal Home Loan Bank borrowings	11,000,000	3,000,000	9,000,000
Repurchase of preferred stock	(15,056,000)	0	0
Repurchase of stock warrants	(1,947,000)	0	0
Cash proceeds from issuance of common stock	903,000	421,000	392,000
Cash dividends on preferred stock	(1,247,000)	(1,650,000)	(1,650,000)
Cash dividends on common stock	(2,314,000)	(313,000)	(620,000)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	235,000	19,472,000	(24,844,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	23,785,000	2,278,000	(33,827,000)
Cash and cash equivalents at beginning of year	75,816,000	73,538,000	107,365,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	99,601,000	75,816,000	73,538,000
Cash paid during the year for:
Interest	8,677,000	13,539,000	21,597,000
Income taxes	4,800,000	1,975,000	855,000
Non cash transfer of loans to other real estate owned	$ 4,214,000	$ 5,948,000	$ 10,167,000

Note 1 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations:  Firstbank Corporation (the “Company”) is a bank holding company. Each of our subsidiary banks is a full service community bank. The subsidiary banks offer all customary banking services, including the acceptance of checking, savings and time deposits, and the making of commercial, agricultural, real estate, personal, home improvement, automobile and other installment and consumer loans. Our consolidated assets were, $1.5 billion as of December 31, 2012, and primarily represent commercial and retail banking activity. Mortgage loans serviced for others of $608 million, as of December 31, 2012, are not included in the consolidated balance sheet.

Principles of Consolidation:  The consolidated financial statements include the accounts of the Company and its subsidiaries, Firstbank – Alma; Firstbank (Mt. Pleasant); Firstbank – West Branch; Keystone Community Bank and Firstbank – West Michigan (the “Banks”); 1st Armored, Incorporated (sold March 31, 2010); 1st Title, Incorporated; 1st Investors Title, LLC; Austin Mortgage Company; and FBMI Risk Management Services, Inc., after elimination of inter-company accounts and transactions. These subsidiaries are wholly owned, except 1st Investors Title, LLC, which we held a 46% share at December 31, 2012. We do not consolidate their results into the results of the Company. Firstbank – St Johns was merged into Firstbank - Alma in 2011. Each of our five banks operates its own Mortgage Company. The operating results of these companies are consolidated into each Bank’s financial statements. During 2004 we formed a special purpose trust, Firstbank Capital Trust I, in 2006 we formed Firstbank Capital Trust II, and in 2007 we formed Firstbank Capital Trust III and Firstbank Capital Trust IV, for the sole purpose of issuing trust preferred securities. These trusts are not consolidated into our financial statements.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Investments:  Investments are presented at fair value as required by accounting principles. Our investment portfolio is classified as available for sale, as such; adjustments to the fair value are reported as a change in equity. If a security is deemed to be other than temporarily impaired, the adjustment to fair value is recorded through the income statement.

Certain Significant Estimates:  The primary estimates incorporated into our financial statements, which are susceptible to change in the near term, include the allowance for loan losses, the determination of the fair value of certain financial instruments, fair value of investments, determination of state and federal tax assets and liabilities, goodwill, purchase accounting and core deposit intangible valuations, valuation of other real estate owned, and the valuation of mortgage servicing rights.

Current Vulnerability Due to Certain Concentrations:  Our business is concentrated in the mid-central and southwestern sections of the lower peninsula of Michigan. While the loan portfolio is diversified, the customers’ ability to honor their debts is partially dependent on the local economies. Our service area is primarily dependent on manufacturing (automotive and other), agricultural and recreational industries. Most commercial and agricultural loans are secured by business assets, including commercial and agricultural real estate and federal farm agency guarantees. Generally, consumer loans are secured by various items of personal property and mortgage loans are secured by residential real estate. Our funding sources include time deposits and other deposit products which bear interest. Periods of rising interest rates result in an increase in our cost of funds and an increase in the yields on certain assets. Conversely, periods of falling interest rates result in a decrease in yields on certain assets and costs of certain funds.

Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks and short term investments with an original maturity of 90 days or less, which include interest bearing deposits with banks and the Federal Reserve, federal funds sold, and overnight money market fund investments. Generally, federal funds and overnight money market funds are purchased for a one day period. We report customer loan transactions, deposit transactions and repurchase agreements and overnight borrowings on a net basis within our cash flow statement.

Trading Account Securities: From time to time, we invest in the common stock of other companies. Trading account securities are adjusted to fair value through the income statement, with increases in value reflected as non-interest income and decreases in value reflected as a decrease to non-interest income.

Securities Available for Sale:  Securities available for sale consist of bonds and notes which might be sold prior to maturity due to changes in interest rate, prepayment risks, yield and availability of alternative investments, liquidity needs or other factors. Securities classified as available for sale are reported at their fair value and the related unrealized holding gain or loss (the difference between the fair value and amortized cost of the securities so classified) is reported in other comprehensive income. Other securities such as Federal Home Loan Bank stock are carried at cost. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method.  Gains and losses on sales are recorded on the trade date and are determined using the specific identification method.

Declines in the fair value of securities below their cost that are other than temporary are reflected as realized losses. In estimating other-than-temporary losses, management considers: (1) the length of time and extent that fair value has been less than carrying value; (2) the financial condition and near term prospects of the issuer; and (3) the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Mortgage Banking Activities:  Servicing rights are recognized as assets based on the allocated value of retained servicing rights on loans sold. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates. Any impairment of a grouping is reported as a valuation allowance.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. Amortization of mortgage serving rights is netted against loan servicing fee income in the income statement.

Mortgage Derivatives: From time to time, we enter into mortgage banking derivatives such as forward contracts and rate lock commitments in the ordinary course of business. The derivatives are not designated as hedges and are carried at fair value. The net gain or loss on mortgage banking derivatives is included in gain on sale of loans.

Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold, which is reduced by the cost allocated to the servicing right. We generally lock in the sale price to the purchaser of the loan at the same time we make a rate commitment to the borrower.

Loans:  Loans receivable, for which management has the intent and ability to hold for the foreseeable future or payoff are reported at their outstanding unpaid principal balances, net of any deferred fees or costs on originated loans, unamortized premiums or discounts. Loan origination fees and certain origination costs are capitalized and recognized as an adjustment to yield of the related loan. Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term without anticipating prepayments. Interest income on mortgage and commercial loans is discontinued at the time the loan becomes 90 days delinquent unless the credit is well secured and in process of collection. Consumer and unsecured consumer line of credit loans are typically charged off no later than 120 days past due. Loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual status, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method until qualifying for return to accrual. Loans are returned to accrual status when all of the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans classified as troubled debt restructurings (TDR’s) are accounted for in generally the same manner as all other loans. Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule. All modified loans are evaluated to determine whether the loans should be reported as a TDR. A loan is a TDR when we, for economic or legal reasons related to the borrower’s financial difficulties, grant a concession to the borrower by modifying or renewing a loan that we would not otherwise consider. To make this determination, we must determine whether (1) the borrower is experiencing financial difficulties and (2) we have granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification. An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual basis under the new terms. If there is a forgiveness of debt or partial charge off, the loan will generally be placed on nonaccrual status with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring or subsequently becomes nonaccrual, it will remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six monthly payments. If the borrower makes the six monthly payments without becoming past due 30 days or more, it may be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on the sum of: (1) a factor relating to historical losses multiplied times the balance of the loan, and (2) a net present value adjustment relating to a change in interest rate, if applicable. The amount recorded in the allowance for loan losses for restructured loans during the years ended December 31, 2012 and 2011 was $2.3 million and $591,000, respectively. Restructured loans charged off were $1.7 million in 2012 and $2.4 million in 2011.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses. Management uses a quantitative and qualitative methodology for analyzing factors which impact the allowance for loan losses consistently across its banking subsidiaries. The process applies risk factors for historical charge-offs and delinquency experience, portfolio segment weightings and industry and regional factors and trends as they affect the banks’ portfolios. Consideration of exposures to industries potentially most affected by risks in the current economic and political environment, and the review of potential risks in certain credits that are considered part of the non-performing loan category contributed to the establishment of the allowance levels at each bank. Loan losses are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed.

Loans are reviewed on an ongoing basis for impairment. A loan is impaired when it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected cash flows discounted at the loan’s effective interest rate or, as a practical expedient, the fair value of collateral, if the loan is collateral dependent. Loans considered to be impaired are reduced to the present value of expected future cash flows or to the fair value of collateral by allocating a portion of the allowance for loan losses to such loans. If these allocations cause an increase in the allowance for loan losses such increase is reported as provision for loan loss through the income statement. Increases or decreases in carrying value due to changes in estimates of future payments or the passage of time are reported as reductions or increases in the provision for loan losses.

Smaller balance homogeneous loans such as residential first mortgage loans secured by one to four family residences, residential construction, automobile, home equity and second mortgage loans, are collectively evaluated for impairment. Commercial loans and first mortgage loans secured by other properties are evaluated individually for impairment. When credit analysis of the borrower’s operating results and financial condition indicates the underlying ability of the borrower’s business activity is not sufficient to generate adequate cash flow to service the business’ cash needs, including our loans to the borrower, the loan is evaluated for impairment. Often this is associated with a delay or shortfall in payments of 90 days or less. Commercial and commercial real estate loans are rated on a scale of 1 to 10, with grades 1 to 4 being pass grades, 5 watch, 6 special mention, 7 substandard, 8 impaired, 9 doubtful and 10 loss. Loans graded 6, 7, and 8 are reviewed for possible impairment at least quarterly. Loans are generally moved to nonaccrual status when 90 days or more past due and considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.  For a more complete explanation of our loan grading system, see Note 6.

Premises and Equipment:  Premises and equipment are stated on the basis of cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the assets, primarily by accelerated methods for income tax purposes and by the straight line method for financial reporting purposes.  Buildings and related components are assigned useful lives ranging from 5 to 33 years. Furniture, fixtures and equipment are assigned useful lives ranging from 3 to 10 years.

Other Real Estate Owned:  Other real estate owned includes properties acquired through either a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and is initially recorded at the fair value less estimated carrying and selling costs when acquired, establishing a new cost basis. These properties are evaluated periodically and, if fair value is deemed to have declined subsequent to foreclosure, a valuation allowance is recorded through noninterest expense. Costs incurred for the property after foreclosure are expensed as incurred. Other real estate owned totaled approximately $2.9 million and $5.3 million at December 31, 2012 and 2011. Gains and losses on the sale of other real estate owned are recorded on the income statement as other income.

The following table summarizes the activity associated with other real estate owned during the years ended December 31:

(In Thousands of Dollars)	2012	2011
Balance at beginning of year	$5,251	$8,316
Properties transferred into OREO	4,214	5,948
Valuation impairments recorded	(1,151)	(2,258)
Proceeds from sale of properties	(5,873)	(6,850)
Gain on sale of properties	484	95
Balance at end of year	$2,925	$5,251

Goodwill and Other Intangible Assets: Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment is recognized in the period identified. A more frequent assessment is performed if conditions in the market place or changes in the company’s organizational structure occur. We use a discounted income approach and a market valuation model, which compares the inherent value of our company to valuations of recent transactions in the market place to determine if our goodwill has been impaired. See Note 8 for additional information.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.

Long Term Assets:  Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, a charge is taken to earnings, and the assets are written down to new estimate of fair value.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Income Taxes:  We record income tax expense based on the amount of taxes due on our tax return plus the change in deferred taxes, computed based on the future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities using enacted tax rates. A valuation allowance is recorded, if needed, and reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share:  Basic earnings per share is calculated by dividing net income available for common shareholders (net income less preferred stock dividends and accretion of the preferred stock discount) by the weighted average number of common shares outstanding. Diluted earnings per share is calculated by dividing net income available for common shareholders by the weighted average common shares outstanding including the dilutive effect of additional common shares that may be issued under outstanding stock options and warrants.

Comprehensive Income:  Comprehensive income consists of net income and changes in unrealized gains and losses on securities available for sale, net of tax, which is recognized as a separate component of equity. Accumulated other comprehensive income consists of unrealized gains and losses on securities available for sale, net of tax.

Recent Accounting Pronouncements: During 2012, the Company adopted new guidance related to the presentation of comprehensive income in the financial statements. Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity. We have elected to report comprehensive income in a separate statement of comprehensive income that begins with net income. The change in presentation has been applied retrospectively and the 2011 financial statements have been restated to conform to the new presentation method. Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”). The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties. The update provides additional details and examples to provide clarity surrounding these items. The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession. The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Corporation). Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-01 until December 31, 2012 for the Company, are included in Note 6. Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Corporation). This update did not have a significant impact on the financial statements.

Effect of Newly Issued Accounting Standards: There are no newly issued and not yet effective accounting standards at this time.

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements as of December 31, 2012.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification:  Certain 2010 and 2011 amounts may have been reclassified to conform to the 2012 presentation.

Operating Segments:  While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a company wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Note 2 - Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 2 – ACQUISITIONS AND DIVESTITURES

On March 31, 2010, we sold our 1st Armored, Inc. armored car company. No gain or loss was recorded on the transaction. Historical earnings from 1st Armored, Inc. are included in the financial statements presented through the date of its sale within this report. Financial results subsequent to March 31, 2010 are excluded for 1st Armored, Inc. as the sale transaction was completed on that date.

Note 3 - Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2012
Restricted Assets Disclosure [Text Block]
NOTE 3 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our subsidiary banks are required to maintain average reserve balances in the form of cash and non-interest bearing balances due from the Federal Reserve Bank. The average reserve balances required to be maintained during 2012 and 2011 were $17.8 million and $14.6 million, respectively. These balances earned interest at a rate of 0.25% during both 2012 and 2011.

Note 4 - Securities	12 Months Ended
Dec. 31, 2012
Investment Holdings [Text Block]
NOTE 4 – SECURITIES

The fair value of securities available for sale was as follows:

(In Thousands of Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
Securities Available for Sale:
December 31, 2012:
U.S. governmental agency	$105,629	$1,271	$(15)	$106,885
States and political subdivisions	116,123	1,786	(95)	117,814
Mortgage Backed Securities	64,550	1,729	(2)	66,277
Collateralized Mortgage Obligations	60,278	810	(58)	61,030
Equity and other Securities	1,610	62	0	1,672
Total	$348,190	$5,658	$(170)	$353,678

December 31, 2011:
U.S. governmental agency	$132,534	$1,325	$(25)	$133,834
States and political subdivisions	76,574	1,238	(23)	77,789
Mortgage Backed Securities	70,059	1,080	(87)	71,052
Collateralized Mortgage Obligations	57,006	854	(15)	57,845
Equity and other Securities	1,606	58	0	1,664
Total	$337,779	$4,555	$(150)	$342,184

Securities with unrealized losses at year end 2012 and 2011 not recognized in income are as follows:

(In Thousands of Dollars)	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2012:
U.S. governmental agency	$10,135	$(15)	$0	$0	$10,135	$(15)
States and political subdivisions	17,141	(93)	582	(2)	17,723	(95)
Mortgage Backed Securities	0	0	513	(2)	513	(2)
Collateralized Mortgage Obligations	19,995	(55)	721	(3)	20,716	(58)
Total Temporarily Impaired	$47,271	$(163)	$1,816	$(7)	$49,087	$(170)

December 31, 2011:
U.S. governmental agency	$0	$0	$17,974	$(25)	$17,974	$(25)
States and political subdivisions	3,738	(2)	2,249	(21)	5,987	(23)
Mortgage Backed Securities	0	0	18,091	(87)	18,091	(87)
Collateralized Mortgage Obligations	0	0	6,590	(15)	6,590	(15)
Total Temporarily Impaired	$3,738	$(2)	$44,904	$(148)	$48,642	$(150)

Unrealized losses on securities shown in the previous tables have not been recognized into income because management has the intent and ability to hold these securities for the foreseeable future. The decline in market value is due to changes in interest rates for debt securities and considered normal market fluctuations for equity securities. Management has also reviewed the issuers’ bond ratings, noting they are of high credit quality.

Trading account securities are marked to market with the change in value reported on the income statement. Gains and losses on available for sale securities are recognized if the security is either deemed to be other than temporarily impaired, or the security is sold. During 2010 we sold one security that was other than temporarily impaired and recognized a $26,000 loss. Due to continuing problems with another security, we recorded an additional charge for other than temporary impairment of $150,000 bringing the carrying value of that security to zero. Both of these securities were trust preferred securities of Michigan banks that had a combined original book value of $500,000. The following table shows gross gains and losses on investment securities for the three year period:

(In Thousands of Dollars)	2012	2011	2010
Trading Account Securities Gains/(Losses)	$4	$(11)	$3

Available for Sale Securities
Other than temporary impairment losses	$0	$0	$(150)
Gross realized gains	44	28	200
Gross realized losses	0	(65)	(46)
Net realized gains (losses)	$44	$(37)	$4

The fair value of securities at December 31, 2012, by stated maturity, is shown below. Actual maturities may differ from stated maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

(In Thousands of Dollars)	Fair Value
Due in one year or less	$93,182
Due after one year through five years	109,398
Due after five years through ten years	75,022
Due after ten years	74,404
Total	352,006

Equity securities	1,672
Total securities	$353,678

At December 31, 2012 and 2011, securities with carrying values approximating $45,645,000 and $46,784,000 were pledged to secure public trust deposits, securities sold under agreements to repurchase, and for such other purposes as required or permitted by law.

Federal Home Loan Bank stock is carried at cost, which approximates its fair value.

Note 5 - Loan Servicing	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 – LOAN SERVICING

Loans held for sale at year end are as follows:

(In Thousands of Dollars)
	2012	2011
Loans held for sale	$2,921	$349
Less: Allowance to adjust to lower of cost or market	0	0
Loans held for sale, net	$2,921	$349

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year end are as follows:

(In Thousands of Dollars)
	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$605,000	$601,710
Fannie Mae	$1,140	$1,446
Federal Home Loan Bank	$2,094	$2,757

Custodial escrow balances maintained in connection with serviced loans were $1,433,000 and $1,438,000 at year end 2012 and 2011.

Activity for capitalized mortgage servicing rights, included in other assets on the Consolidated Balance Sheet, was as follows:

(In Thousands of Dollars)
	2012	2011	2010
Servicing rights:
Beginning of year	$4,596	$4,603	$3,705
Additions	2,512	1,505	2,428
Amortized to expense	(2,115)	(1,512)	(1,530)
End of year	$4,993	$4,596	$4,603

Management has determined that no valuation allowance was necessary at December 31, 2012, 2011, or 2010.

The fair value of mortgage servicing rights was $5,494,000 and $6,034,000 at year end 2012 and 2011. Fair value at the end of 2012 was determined using a discount rate of 7.018%, a weighted average constant prepayment rate of 17.01%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.01%.  At the end of 2011, fair value was determined using a discount rate of 7.375%, a weighted average constant prepayment rate of 14.79%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.09%

The weighted average amortization period is 3.6 years as of December 31, 2012.  Estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)
2013	$1,152
2014	$949
2015	$797
2016	$660
2017	$530
Thereafter	$905

Note 6 - Loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
NOTE 6 – LOANS

The following information provides a description of how loan grades are determined for our Commercial and Industrial and Commercial Real Estate segments. In general, for Commercial and Industrial, and Commercial Real Estate segments, the probability of loss increases with each rate change from the Grade 1 Excellent down through the Grade 9 Doubtful Nonaccrual classes. For Consumer and Residential Mortgage segments, the probability of loss increases as loans move down from current to greater than 60 days past due, nonaccrual.

Grade 1 Excellent – Characteristics of loans in this category include: the loan is generally secured by cash or readily marketable securities; the borrower provides annual audited financials with interim financials reviewed quarterly; the loan has no delinquencies over ten days in the past year; the company’s management is considered to have a high degree of integrity; management of the company has over 15 years of experience; lines of credit have not and are not expected to be utilized; financial statements demonstrate consistently strong profits; and the company has little competition and excellent growth prospects.

Grade 2 Quality – Characteristics of loans in this category include: high net worth borrowers with excellent cash flow and a high degree of liquidity; the borrower generally has annual audited financial statements; there has been one or fewer delinquencies over ten days in the past year; the company’s management is considered to have a high degree of integrity; the company’s management has over ten years of experience; lines of credit have had nominal use over the preceding 12 months; financial statements demonstrate consistent profitability; and the company is in an excellent competitive position.

Grade 3 Good – Loans in this category are very strong, but may lack some of the net worth and/or cash flow characteristics of the previous rating. Characteristics of loans in this category include: annual reviewed financial statements and compiled quarterly financial statements; there has only been one or fewer delinquencies over 15 days in the past year; the company’s management has solid integrity; the company’s management is capable and has over five years of experience; lines of credit have regular usage with no balance in the last 60 days; financial statements demonstrate consistent but nominal profits; and the company has good a solid market share.

Grade 4 Acceptable – Characteristics of loans in this category include: annual compiled financial statements with quarterly information available or CPA prepared tax returns; there are only two or fewer delinquencies over 15 days of which only one is over 30 days in the past year; the company’s management has average business experience of over three years; lines of credit have regular use but have no current balance or a significant reduction in balance in the last 30 days; the company has been profitable in two of the preceding three years; and the company is competitive in its market and is maintaining its market share.

Loans graded as one through four are considered as Pass loans and are shown as one class of loans in our credit quality table.

Grade 5 Watch - This rating is used for loans which have shown some sign of weakness, but have not degraded to the point of requiring an impairment review. Characteristics of loans in this rating include: annual management prepared financial statements; delinquencies not exceeding three times over 30 days or one time over 60 days in the past year; weakening financial statements but profitable in two of the last three years; and a declining market share in a competitive market. These loans merit monitoring by management to assure that if circumstances deteriorate further actions are taken to protect the bank’s position.

Grade 6 Special Mention - This rating is used for loans which are included on a watch list and have degraded to a point where additional supervision is required; however, the bank remains confident in the full collection of all principal and interest. These loans are reviewed for impairment on a quarterly basis. Characteristics of loans in this rating may include: repeat delinquency; longer term negative trends in financial results; continuing deterioration of cash flows; concerns regarding the liquidity of guarantors; and other negative business trends.

Grade 7 Substandard - This rating is for loans for which a lender is actively working with the borrower to resolve issues and the full repayment of the loan is questionable. The loan is inadequately protected by current sound worth of the borrower, paying capacity of the guarantor, or pledged collateral. Loans in this grade have well defined weaknesses that jeopardize the full collectability of the loan and a distinct possibility of loss exists.  These loans are reviewed for impairment on a quarterly basis. Characteristics of loans in this rating may include: persistent delinquency; poor financial results of the business; negative cash flow; the ability of guarantor(s) to provide support for the loan is questionable.

Grade 8 Impaired Nonaccrual - This rating is for loans which are considered impaired and classified as nonaccrual. Loans in this grade have all the weaknesses of those classified as substandard grade 7 above, with the added characteristic that, based upon currently known facts, the weaknesses make collection of all principal and interest due according to contractual terms unlikely. These loans are reviewed for impairment on a quarterly basis. Loans in this grade may be assigned an allocated reserve in the loan loss allowance analysis if a determination is made that the future cash flows or the value of the collateral do not support the current carrying value of the loan.

Grade 9 Doubtful Nonaccrual- This rating is for loans which are considered impaired and are classified as nonaccrual. Loans in this grade have all the weaknesses of those classified as impaired nonaccrual grade 8 above, with the added characteristic that the weaknesses make full collection through payment or liquidation of the collateral, based on currently known facts, highly questionable or improbable. These loans are reviewed for impairment on a quarterly basis. Loans in this grade may be assigned an allocated reserve in the loan loss allowance analysis if a determination is made that the future cash flows or the value of the collateral do not support the current carrying value of the loan.

Restructured Loans

Impaired Restructured and Accruing - Loans where the borrower is experiencing financial difficulty and the bank has granted a concession to the borrower. A concession may be: a reduction in the contractual interest rate below current market rates for loans of similar quality, a lengthening of the accrual time frame beyond normal market terms, a forgiveness of a portion of the outstanding principal, or acceptance of collateral in lieu of payment for a portion of the loan balance. If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual status under the new terms. However, if there is a forgiveness of debt or partial charge off, the loan will generally be graded as impaired nonaccrual (Grade 8) with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring, it will remain in nonaccrual status (Grade 8) at the time of restructuring. All non-accruing restructured loans remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six months of payments. If the borrower makes the six months of payments without becoming past due 30 days or more, the loan may be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on a factor relating to historical losses multiplied by the balance of the loan for residential mortgages, or a collateral impairment review for commercial loans, and a net present value adjustment relating to a change in interest rate and other terms, if applicable.

Impaired Restructured and Accruing loans are graded seven or better based on the above definitions. If a restructured loan is graded as eight or nine, it is reported as Impaired Nonaccrual, or Doubtful Nonaccrual, respectively.

For commercial loans graded eight and nine and consumer and residential mortgage loans reported in nonaccrual, interest income is generally not recognized until the loan improves and is returned to accrual status. In some cases, if the loan is well secured and the borrower’s ability to support the loan payments has improved, such as in the case of a restructured nonaccrual loan, interest income may be recognized on a cash basis while the loan is in nonaccrual status.

For Consumer and Residential Mortgage Loan segments, loans are classified by risk based on current delinquency and nonaccrual status. These segments of loans will contain a separate class for restructured loans, if they exist.

The following credit quality indicators provide a system for distribution of our loan portfolio in a manner consistent with the previously described loan grading system and for use in the determination of our loan loss allowance. This presentation differs somewhat by loan category from classification of loans presented elsewhere in our regulatory reports and within this report. These variations primarily relate to how real estate loans are analyzed internally to determine the adequacy of the loan loss allowance, versus how we are required to report real estate loans for regulatory purposes.

Credit Quality Indicators:

Loans at period end were as follows:
(In Thousands of Dollars)	December 31, 2012	December 31, 2011
Commercial and Industrial
Pass loans	$133,844	$122,812
Watch loans	5,375	19,542
Special mention loans	5,433	7,878
Substandard loans	1,879	2,928
Impaired restructured and accruing loans	3,230	3,562
Impaired nonaccrual loans	447	1,771
Total Commercial and Industrial	150,208	158,493

Commercial Real Estate
Pass loans	$373,527	$373,320
Watch loans	50,741	56,571
Special mention loans	18,119	21,155
Substandard loans	9,664	5,686
Impaired restructured and accruing loans	12,113	10,652
Impaired nonaccrual loans	8,429	15,336
Doubtful nonaccrual loans	25	0
Total Commercial Real Estate	472,618	482,720

Residential Mortgages 1st Liens
Performing loans	$202,342	$199,117
Loans > 60 days past due	1,046	2,203
Impaired restructured and accruing loans	4,953	4,425
Nonaccrual loans	6,038	5,374
Total First lien residential mortgage loans	214,379	211,119

Residential Mortgages Junior Liens
Performing loans	$58,089	$66,169
Loans > 60 days past due	96	328
Impaired restructured and accruing loans	235	278
Nonaccrual loans	328	278
Total Junior lien residential mortgage loans	58,748	67,053

Consumer
Performing loans	$67,178	$64,075
Loans > 60 days past due	39	239
Impaired restructured and accruing loans	191	210
Nonaccrual loans	401	0
Total Consumer	67,809	64,524

Total Loans	$963,762	$983,909

Allowance for Loan Losses

The allowance for loan losses is determined based on management’s estimate of probable losses incurred within the loan portfolio as of the balance sheet date. We determine the amount of the allowance for loan losses based on periodic evaluation of the loan portfolios and other relevant factors. This evaluation is inherently subjective and requires material estimates, which are subject to change. Factors that are considered in the evaluation of individual, and pools of loans, include: historical loss experience; likelihood of default; liquidation value of a loan’s underlying collateral; timing and amounts of expected future cash flows; and our exposure to loss in the event of default. We further estimate the impact of qualitative factors that may cause future losses to differ from historical experience. Such factors include: changes in credit quality, macro economic impacts on our customers, and changes in underwriting standards.

Our historical loss experience is determined based on actual losses incurred over the previous twelve quarters. We utilize a method of averaging these losses whereby we place a heavier emphasis on more recent experience. Our model provides a 50% weighting on the most recent four quarters, 30% weighting on the middle four quarters, and 20% weighting on the oldest four quarters.

The loan portfolio is segmented into five loan types: commercial and industrial loans; commercial real estate loans; consumer loans; residential mortgages – first liens; and residential mortgage – junior liens. These segments are further grouped by credit quality classifications.

The segments comprising commercial and industrial loans and commercial real estate loans are classified based on the loan grading system described above. We group loans rated as one through four together into one class of Pass loans. Commercial and industrial and commercial real estate loans graded as Pass and Watch are assigned a unique pooled loss rate based on historical losses incurred over the prior three years as described above. We adjust the calculated historical loss rate up or down based on current developments, that in management’s judgment are not reflected in the historical losses of the company. The current outstanding balance for each of these classes of loans is then multiplied by the adjusted historical loss rate to determine the amount of allowance for loan losses to reserve on that pool of loans.

Loans graded special mention use a shorter 12 month loss history to determine the loss rate. Losses over the preceding 12 month period are divided by the average balance outstanding of substandard and impaired loans to determine a historical loss rate. That calculated historical loss rate is multiplied by a probability factor to determine a loss rate to be applied to this class of loans. The probability factor is determined from an analysis of the migration of special mention loans to more severe risk classes over the preceding 12 month period.

Loans graded as substandard use the shorter 12 month loss history to determine the loss rate. Losses over the preceding 12 month period are divided by the average balance outstanding of substandard and impaired loans to determine a historical loss rate. The calculated historical loss rate, without adjustment for migration, is then multiplied times the outstanding balance of substandard loans to determine the amount of allowance for loan losses to provide for this class of loans.

Loans graded as impaired nonaccrual, impaired doubtful, and impaired restructured and accruing are individually analyzed for loan losses. An allocated reserve is established within the allowance for loan losses for the difference between the carrying value of the loan and its determined collectable value. To determine the collectable value of the loan, the present value of expected cash flows, the collateral value, or some combination of the two is used. The allocated reserve is established as the difference between the carrying value of the loan and the collectable value.

For consumer and residential loan segments, loans that are current, or less than 60 days past due are assigned a unique historical loss rate as described above for commercial Pass and Watch loans. For loans that are more than 60 days past due including nonaccrual loans, a loss rate is determined based on charge offs within the last 12 months, divided by the sum of the average balance of loans 60 days or more past due and nonaccrual loans. These loss rates are multiplied by the outstanding balances in each unique loan segment at the end of the reporting period to determine the amount of allowance for loan loss.

For restructured loans where the bank has granted a rate concession, an additional amount is added to the loan loss reserve that represents the difference in the present value of the cash flows between the original terms and the new terms of the modified loan, using the original interest rate of the loan as a discount rate. Any change in the present value of the loan due to passage of time is reflected as an adjustment to provision for loan loss expense.

After each of the steps outlined above is completed, the results are aggregated and compared with the existing balance of the allowance for loan losses. If the aggregation is greater than the balance, the allowance for loan losses is increased through a charge to earnings on the provision for loan losses line. If the resulting aggregation is below the current balance of the allowance for loan losses, management will determine, based upon the number, potential impact, and uncertainty of the estimates contained within the process whether the unallocated reserve is excessive. If in management’s judgment the unallocated reserve exceeds a level deemed prudent given the inherent uncertainty of these issues, a reversal of the provision for loan losses may be recorded.

The following table provides a breakdown of our loan portfolio by the primary credit quality indicators we use in the determination of our allowance for loan losses.

Allowance for credit losses and recorded investment in financing receivables:

(In Thousands of Dollars)
Twelve months ending December 31, 2012	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019
Provision for loan losses	(104)	4,033	2,225	535	309	692	7,690
Loans charged off	(560)	(4,440)	(2,220)	(485)	(727)	0	(8,432)
Recoveries	75	438	258	0	292	0	1,063
Ending balance	$1,896	$11,565	$5,656	$555	$805	$863	$21,340

Ending balance: individually evaluated for impairment	$515	$2,971	$0	$0	$0	$0	$3,486

Ending balance: collectively evaluated for impairment	$1,381	$8,594	$5,656	$555	$805	$863	$17,854

Financing Receivables:
Ending balance	$150,208	$472,618	$214,379	$58,748	$67,809	$0	$963,762

Ending balance: individually evaluated for impairment	$3,677	$20,567	$0	$0	$0	$0	$24,244

Ending balance: collectively evaluated for impairment	$146,531	$452,051	$214,379	$58,748	$67,809	$0	$939,518

Twelve months ending December 31, 2011
Allowance for Credit Losses:
Beginning balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431
Provision for loan losses	1,836	6,611	4,468	6	381	35	13,337
Loans charged off	(2,546)	(7,973)	(3,215)	(275)	(913)	0	(14,922)
Recoveries	171	521	180	0	301	0	1,173
Ending balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019

Ending balance: individually evaluated for impairment	$253	$3,622	$0	$0	$0	$0	$3,875

Ending balance: collectively evaluated for impairment	$2,232	$7,912	$5,393	$505	$931	$171	$17,144

Financing Receivables:
Ending balance	$158,493	$482,720	$211,397	$66,775	$64,524	$0	$983,909

Ending balance: individually evaluated for impairment	$5,331	$25,988	$0	$0	$0	$0	$31,319

Ending balance: collectively evaluated for impairment	$153,162	$456,732	$211,397	$66,775	$64,524	$0	$952,590

Twelve months ending December 31, 2010	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$3,640	$10,473	$2,502	$967	$1,525	$7	$19,114
Provision for loan losses	812	8,222	3,844	(7)	344	129	13,344
Loans charged off	(1,707)	(6,366)	(2,602)	(186)	(1,102)	0	(11,963)
Recoveries	279	46	216	0	395	0	936
Ending balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431

Ending balance: individually evaluated for impairment	$812	$4,688	$0	$0	$0	$0	$5,500

Ending balance: collectively evaluated for impairment	$2,212	$7,687	$3,960	$774	$1,162	$136	$15,931

Financing Receivables:
Ending balance	$164,332	$509,285	$203,765	$76,293	$77,945	$0	$1,031,620

Ending balance: individually evaluated for impairment	$1,972	$24,390	$0	$0	$0	$0	$26,362

Ending balance: collectively evaluated for impairment	$162,360	$484,895	$203,765	$76,293	$77,945	$0	$1,005,258

Age Analysis of Past Due Loans:

(In thousands of dollars)
At December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Nonaccrual loans	Current	Total Financing Receivables	Recorded Investment > 90 days and accruing
Commercial and Industrial	$206	$140	$0	$346	$447	$149,415	$150,208	$0
Commercial Real Estate	604	1,881	0	2,485	8,454	461,679	472,618	0
Residential Mortgages 1st Liens	772	969	37	1,778	6,038	206,563	214,379	37
Residential Mortgages Junior Liens	473	96	0	569	328	57,851	58,748	0
Consumer	435	39	0	474	401	66,934	67,809	0
Total	$2,490	$3,125	$37	$5,652	$15,668	$942,442	$963,762	$37

At December 31, 2011
Commercial and Industrial	$1,039	$94	$0	$1,133	$1,771	$155,589	$158,493	$0
Commercial Real Estate	4,313	500	0	4,813	15,336	462,571	482,720	0
Residential Mortgages 1st Liens	973	1,875	328	3,176	5,374	202,569	211,119	328
Residential Mortgages Junior Liens	561	255	73	889	278	65,886	67,053	73
Consumer	848	221	18	1,087	210	63,227	64,524	18
Total	$7,734	$2,945	$419	$11,098	$22,969	$949,842	$983,909	$419

Impaired loans were as follows:

(In Thousands of Dollars)
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$891	$891	$0
Commercial Real Estate	9,215	9,212	0
Residential Mortgages 1st Liens	10,993	10,993	0
Residential Mortgages Junior Liens	562	562	0
Consumer	592	592	0
Total	$22,253	$22,250	$0

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$2,273	$2,792	$515
Commercial Real Estate	8,377	11,346	2,971
Residential Mortgages 1st Liens	0	0	0
Residential Mortgages Junior Liens	0	0	0
Consumer	0	0	0
Total	$10,650	$14,138	$3,486

Total
Commercial and Industrial	$3,164	$3,683	$515
Commercial Real Estate	17,592	20,558	2,971
Residential Mortgages 1st Liens	10,993	10,993	0
Residential Mortgages Junior Liens	562	562	0
Consumer	592	592	0
Total	$32,903	$36,388	$3,486

December 31, 2011
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$4,358	$5,846	0
Commercial Real Estate	11,940	16,987	0
Residential Mortgages 1st Liens	10,079	11,120	0
Residential Mortgages Junior Liens	278	331	0
Consumer	210	249	0
Total	$26,865	$34,533	$0

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$720	$998	$253
Commercial Real Estate	10,423	15,225	3,622
Residential Mortgages 1st Liens	0	0	0
Residential Mortgages Junior Liens	0	0	0
Consumer	0	0	0
Total	$11,143	$16,223	$3,875

Total
Commercial and Industrial	$5,078	$6,844	$253
Commercial Real Estate	22,363	32,212	3,622
Residential Mortgages 1st Liens	10,079	11,120	0
Residential Mortgages Junior Liens	278	331	0
Consumer	210	249	0
Total	$38,008	$50,756	$3,875

Note: Recorded investment includes principal outstanding plus deferred fee and accrued interest, net of related allowance for loan losses.

Average recorded investment and income recognized on impaired loans were as follows:

(In Thousands of Dollars)	Twelve months ended December 31, 2012		Twelve months ended December 31, 2011		Twelve months ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$2,862	$160	$2,073	$116	$1,121	$0
Commercial Real Estate	10,213	846	12,444	452	12,432	158
Residential Mortgages 1st Liens	9,998	416	9,223	219	7,721	253
Residential Mortgages Junior Liens	502	13	459	2	295	1
Consumer	450	17	192	0	200	5
Total	$24,025	$1,452	$24,391	$789	$21,769	$417

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$880	$24	$722	$0	$438	$0
Commercial Real Estate	10,561	52	9,003	28	8,724	125
Residential Mortgages 1st Liens	0	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0	0
Consumer	0	0	0	0	0	0
Total	$11,441	$76	$9,725	$28	$9,162	$125

Total
Commercial and Industrial	$3,742	$184	$2,795	$116	$1,559	$0
Commercial Real Estate	20,774	898	21,447	480	21,156	283
Residential Mortgages 1st Liens	9,998	416	9,223	219	7,721	253
Residential Mortgages Junior Liens	502	13	459	2	295	1
Consumer	450	17	191	0	200	5
Total	$35,466	$1,528	$34,116	$817	$30,931	$542

Loan Modifications as of the period ending:

(In thousands of dollars)	Troubled Debt Restructurings			Troubled Debt Restructurings that Subsequently Defaulted
	Number of contracts	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Number of contracts	Recorded investment
December 31, 2012
Commercial and Industrial	11	$1,199	$1,188	5	$1,143
Commercial Real Estate	17	4,456	4,221	4	401
Residential Mortgages 1st Liens	19	1,948	1,943	2	190
Residential Mortgages Junior Liens	4	126	126	1	9
Consumer	3	128	127	0	0
Total	54	$7,857	$7,605	12	$1,743

December 31, 2011
Commercial and Industrial	11	$3,615	$3,526	2	$468
Commercial Real Estate	13	4,017	3,786	10	1,233
Residential Mortgages 1st Liens	13	1,427	1,291	11	828
Residential Mortgages Junior Liens	1	83	83	0	0
Consumer	0	0	0	0	0
Total	85	$9,142	$8,686	23	$2,529

December 31, 2010
Commercial and Industrial	1	$36	$36	0	$0
Commercial Real Estate	7	6,604	5,757	3	860
Residential Mortgages 1st Liens	27	3,025	2,633	8	614
Residential Mortgages Junior Liens	1	43	0	1	43
Consumer	0	0	0	0	0
Total	36	$9,708	$8,426	12	$1,517

Note 7 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 – PREMISES AND EQUIPMENT

Year end premises and equipment were as follows:

(In Thousands of Dollars)	2012	2011
Land	$6,186	$6,186
Buildings	32,891	33,082
Furniture, fixtures and equipment	17,431	17,951
Total	56,508	57,219
Less:
Accumulated depreciation	(32,152)	(32,132)
Total	$24,356	$25,087

Depreciation expense was $1,915,000, $2,062,000, and $2,278,000 for 2012, 2011, and 2010. Facility rent expense was $359,000 in 2012 compared with $377,000 for 2011, and $403,000 for 2010. Equipment rent expense was $249,000 in 2012 compared with $250,000 for 2011, and $252,000 for 2010. Rental commitments for the next five years under non-cancelable operating leases were as follows (before considering renewal options that generally are present):

(In Thousands of Dollars)
	Facilities	Equipment	Total
2013	$325	$7	$332
2014	115	3	118
2015	97	2	99
2016	99	0	99
2017	102	0	102
Total	$738	$12	$750

Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 8 – GOODWILL AND INTANGIBLE ASSETS

Goodwill

During the third quarter, Firstbank Corporation retained an independent third party to perform a goodwill impairment analysis. The valuation date was July 31, 2012. The steps that Austin utilized in a Step 1 valuation test included the reporting unit and the appropriate standard and level of value, the calculation of fair value and the comparison of fair value to carrying value. We determined that Firstbank Corporation was the relevant reporting unit to be valued. The standard of value used in the valuation was fair value. The definition of fair value is that it is the value of ownership of the specific business with consideration of synergies, efficiencies and other value enhancing factors. The appropriate level of value used was controlling interest level. This is consistent with allowing for synergies and other factors as described previously and also considers premiums where appropriate. The appraisal methodology utilized by us includes the following valuation approaches:

A. Income Approach: Under this approach, a discounted cash flow value is calculated based on earnings capacity.

B. Asset Approach: This approach is based on the difference between the estimated market value of assets and liabilities.

C. Market Approach: This analysis is based on price-to-earnings multiples, price-to-tangible-book ratios and core deposit premiums for selected bank sale transactions.

We used the individual valuation results to calculate their estimate of the fair value of common equity. This figure was then compared to the carrying value of equity to determine whether the Step 1 test had passed or failed. In its findings, management determined that the fair value of Firstbank’s common equity was $140.0 million, above its carrying value of $127.6 million on the testing date. As required by generally accepted accounting principles, since the Step 1 test passed, it was not necessary to complete a Step 2 test.

Based on the analysis, management concluded that the implied fair value of goodwill exceeded the carrying value; therefore, no goodwill impairment charge was required at this time. Whole bank sale transactions at a premium to tangible book value in the market place play an important role in the determination of fair value of the company. Changes in the pricing of future whole bank sales could negatively affect future valuation and result in goodwill impairment at a future date.

There was no change in the carrying amount of goodwill during the year.

(In Thousands of Dollars)
	2012	2011
Balance at January 1	$35,513	$35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$35,513	$35,513

Acquired Intangible Assets

Acquired intangible assets at year end were as follows:

(In Thousands of Dollars)	2012	2011	2010
Core deposit intangibles resulting from bank and branch acquisitions:
Gross Amount	$7,930	$7,930	$7,930
Accumulated Amortization	(6,965)	(6,482)	(5,785)
Net Carrying Value	$965	$1,448	$2,145

Aggregate amortization expense was $483,000, $698,000, and $796,000 for 2012, 2011, and 2010, respectively. Our estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)

Year	Amount
2013	$370
2014	278
2015	185
2016	99
2017	33

Note 9 - Federal Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 9 – FEDERAL INCOME TAXES

Federal income taxes consist of the following:

(In Thousands of Dollars)	2012	2011	2010
Current expense	$4,283	$3,133	$1,013
Deferred expense (benefit)	(27)	(1,299)	14
Change in deferred tax valuation allowance	0	0	485
Total	$4,256	$1,834	$1,512

A reconciliation of the difference between federal income tax expense and the amount computed by applying the federal statutory tax rate of 34% in 2012, 2011 and 2010 is as follows:

(In Thousands of Dollars)	2012	2011	2010
Tax at statutory rate	$5,177	$2,610	$1,846
Effect of tax-exempt interest	(479)	(443)	(489)
Deferred tax valuation allowance	0	0	485
Other	(442)	(333)	(330)
Federal income taxes	$4,256	$1,834	$1,512

Effective tax rate	29%	25%	29%

The components of deferred tax assets and liabilities included in other assets on the Consolidated Balance Sheet consist of the following at December 31st year end:

(In Thousands of Dollars)
	2012	2011
Deferred tax assets:
Allowance for loan losses	$7,256	$7,147
Deferred compensation	655	718
Losses on capital investments	1,159	1,727
Other	1,254	1,304
Total deferred tax assets	10,324	10,896
Deferred tax liabilities:
Fixed assets	(1,821)	(1,851)
Mortgage servicing rights	(1,697)	(1,563)
Purchase accounting adjustments	(234)	(373)
Unrealized gain on securities available for sale	(1,859)	(1,492)
Other	(428)	(992)
Total deferred tax liabilities	(6,039)	(6,271)
Net deferred tax assets	4,285	4,625
Deferred tax valuation allowance	(1,143)	(1,143)
Net deferred tax assets	$3,142	$3,482

A valuation allowance related to deferred tax assets is required when it is considered more likely than not that all or part of the benefits related to such assets will not be realized. In reviewing the company’s position relative to deferred tax assets associated with certain incurred capital losses, management determined that a valuation adjustment of $1,143,000 was necessary at year end 2012, the same amount as yearend 2011. These valuation adjustments were recorded through the income statement on the Federal income tax line item when they occurred. Based on this determination, a non-cash charge was made to record the valuation adjustment, reducing our deferred tax asset, and increasing income tax expense by $485,000 in 2011. The establishment of a valuation allowance does not relinquish our rights to utilize the deferred asset, but rather recognizes that at the current time management does not believe the deferred asset will be able to be utilized prior to its expiration. The deferred assets for which the valuation allowance was established were related to capital losses for which we do not believe we will have capital gains to offset. These assets are: $70,000 to expire in 2013, and $588,000 to expire in 2015 and $485,000 for which an expiration date has yet to be established, as we have not sold the underlying stock.

Losses on capital investments have a three year carry back and five year carry forward time period for offset. The timeframe begins with the sale of the investment. Certain tax planning strategies have been established, including the possible sale and leaseback of certain of our facilities or other assets that management believes could be executed if necessary to retain the benefits listed above.

Net deferred tax assets at December 31, 2012 and 2011 are included in other assets in the accompanying consolidated balance sheets.

Note 10 - Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift Disclosure [Text Block]
NOTE 10 – DEPOSITS

Time deposits of $100,000 or more were $167 million and $196 million at year end 2012 and 2011. There were $17.6  million and $16.1 million of brokered CDs included in time deposits of $100,000 or more in 2012 and 2011 respectively.

Scheduled maturities of time deposits at December 31, 2012 were as follows:

(In Thousands of Dollars)
Year	Amount
2013	$239,810
2014	69,766
2015	31,135
2016	22,614
2017	13,041
2018 and thereafter	5
Total	$376,371

Note 11 - Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
NOTE 11 – BORROWINGS

Information relating to securities sold under agreements to repurchase is as follows:

(In Thousands of Dollars)
	2012	2011
At December 31:
Outstanding Balance	$42,785	$46,784
Average Interest Rate	0.19%	0.19%

Daily Average for the Year:
Outstanding Balance	$47,605	$43,847
Average Interest Rate	0.18%	0.19%

Maximum Outstanding at any Month End	$55,047	$47,603

Securities sold under agreements to repurchase (repurchase agreements) generally have original maturities of less than one year. Repurchase agreements are treated as financings and the obligations to repurchase securities sold are reflected as liabilities. Securities involved with the agreements are recorded as assets of the Company and are primarily held in safekeeping by correspondent banks. Repurchase agreements are offered principally to certain large deposit customers as deposit equivalent investments.

We had no unsecured overnight borrowings, in the form of federal funds purchased at December 31, 2012. There were no overnight borrowings at December 31, 2011.

Note 12 - Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 12 – FEDERAL HOME LOAN BANK ADVANCES

Long term borrowings have been secured from the Federal Home Loan Bank. At year end, advances from the Federal Home Loan Bank were as follows:

(In Thousands of Dollars)
	2012	2011
Borrowings with a fixed rates at year end	$22,493	$19,457

Borrowings with a variable rate of interest at year end	$0	$0

Fixed rate advances shown above ranged in the interest rate owed from 0.41% to 7.30% and averaged 2.39% at year end 2012 and maturity dates ranged from January 2013 to March 2026. Higher rate advances were borrowed to match fund specific loans in the past, and are matched in duration and prepayment terms to those loans. At the end of 2011, rates ranged from 1.28% to 7.30% and averaged 3.41%, with maturities ranging from January 2012 to March 2026. Each Federal Home Loan Bank advance is payable at its maturity date without penalty, however, substantial penalties do exist if an advance is paid before its contractual maturity. Such penalties vary from advance to advance and are based on the size, interest rate, and remaining term of each specific advance. Advances of $3.5 million may be converted from fixed to variable rate by the FHLB, but may be repaid, without penalty, if that option is exercised. The advances were collateralized by $177.7 million and $183.7 million of first mortgage loans under a blanket lien arrangement and pledges of specific mortgages at year end 2012 and 2011. As of December 31, 2012, we had $84.4 million of additional borrowing capacity with the Federal Home Loan Bank. Federal Home Loan Bank borrowings have decreased substantially as increased core deposits and low loan demand have combined to reduce the need for this funding in the near term.

Maturities of FHLB advances are as follows:

(In Thousands of Dollars)
2013	$2,500
2014	4,000
2015	6,777
2016	3,094
2017	3,087
2018 and thereafter	3,035
Total	$22,493

Note 13 - Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 13 – SUBORDINATED DEBENTURES

On October 18, 2004, a trust formed by us issued $10,310,000 of 90 day LIBOR plus 1.99% variable rate trust preferred securities as part of a pooled offering of such securities. We issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of the trust. We may redeem the subordinated debentures, in whole or in part, any time on or after October 18, 2009 at 100% of the principal amount of the securities. The debentures are required to be paid in full on October 18, 2034.

On January 20, 2006, a trust formed by us issued $10,310,000 of trust preferred securities as part of a pooled offering of such securities. The securities carried an interest rate of 6.049% for five years, and then converted to a variable rate of 90 day LIBOR plus 1.27% in 2011, for the remainder of their term. We issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of the trust. We may redeem the subordinated debentures, in whole or in part, any time on or after April 7, 2011 at 100% of the principal amount of the securities. The debentures are required to be paid in full on April 7, 2036.

On July 30, 2007, two trusts, formed by us, issued $15,464,000 of trust preferred securities as part of a pooled offering of such securities. One of the trusts issued $7,732,000 of variable rate securities at 90 day LIBOR plus 1.35% (6.71% on the date of issuance). The other trust issued $7,732,000 of fixed rate securities that carried an interest rate of 6.566% for five years, and then converted to a variable rate of 90 day LIBOR plus 1.35% in 2012 for the remainder of their term. Firstbank then issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of each of the trusts. We may redeem the subordinated debentures, in whole or in part, any time on or after July 30, 2012 at 100% of the principal amount of the securities. The debentures are required to be paid in full on July 30, 2037.

The trusts are not consolidated with the Company’s financial statements, but rather the subordinated debentures are shown as a liability. Our investment in the stock of the trust was $1,084,000 and is included in equity securities available for sale. These investments are restricted from sale and are carried at historical cost, which approximates fair value.

Note 14 - Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14 – SHAREHOLDERS’ EQUITY

We are subject to various regulatory policies and requirements relating to the payment of dividends, including requirements to maintain adequate capital above regulatory minimums.  At year end 2012 and 2011 we exceeded all requirements to be classified as well as capitalized.

On January 30, 2009 we issued 33,000 shares of Series A, no par value $1,000 liquidation preference, fixed rate cumulative perpetual preferred stock (Preferred Stock) and warrants to purchase 578,947 shares of our common stock at an exercise price of $8.55 per share (Warrants), to the U.S. Department of Treasury in return for $33 million under the Capital Purchase Program (CPP). Of the proceeds, $32.7 million was allocated to the Preferred Stock and $0.3 million was allocated to the Warrants based on the relative fair value of each. The $0.3 million discount on the Preferred Stock is being accreted using an effective yield method over five years. The Preferred Stock and Warrants qualify as Tier 1 capital.

On June 28, 2012 the U.S. Department of Treasury sold all of the shares of our Preferred Stock in a modified Dutch auction process. During the auction, we successfully bid on and retired 16,000 of the 33,000 outstanding shares of our Preferred Stock at a price of $941.01 per share, or $15.1 million in the aggregate. As a result of the retirement of these shares, 17,000 shares remain outstanding, held by private investors, and carry the same terms under which they were originally issued.

The warrants were immediately exercisable for 578,947 shares of our common stock at an exercise price of $8.55 per common share. The warrants were transferrable and could be exercised at any time on or before January 30, 2019. We negotiated a repurchase of all of the outstanding warrants with the U.S. Treasury at a price of $1,946,670. The repurchase of these warrants occurred in July 2012 and reduced equity by the amount of the purchase price.

The remaining 17,000 shares of Preferred Stock pay cumulative quarterly cash dividends at a rate of 5% per year on the $1,000 liquidation preference through February 15, 2014 and at a rate of 9% per year thereafter. We accrue dividends based on the rates, liquidation preference and time since last quarterly dividend payment. We may redeem the Preferred Stock for the liquidation preference plus accrued and unpaid dividends subject to prior consultation with the Federal Reserve Board.

Under the CPP, the consent of the U.S. Treasury was required for any quarterly common stock dividend of more than $0.225 per share (subject to adjustment for stock splits, stock dividends and certain other transactions) and for any common share repurchases (other than common share repurchases in connection with any benefit plan in the ordinary course of business) in each case until January 30, 2012, unless the Preferred Stock had been fully redeemed or the U.S. Treasury had transferred all the Preferred Stock to third parties prior to that date. This restriction on common stock dividends lapsed in January of 2012. In addition, all accrued and unpaid dividends on the Preferred Stock must be declared and the payment set aside for the benefit of the holders of Preferred Stock before any dividend may be declared on our common stock and before any shares of our common stock may be repurchased, subject to certain limited exceptions. Holders of shares of the Preferred Stock have no right to exchange or convert such shares into any other security of Firstbank Corporation and have no right to require the redemption or repurchase of the Preferred Stock. The Preferred Stock does not have a sinking fund.  The Preferred Stock is non-voting, other than class voting rights on certain matters that could adversely affect the Preferred Stock.

Note 15 - Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 15 – BENEFIT PLANS

The Firstbank Corporation 401(k) plan, a defined contribution plan, is an IRS qualified 401(k) salary deferral plan, under which Firstbank Corporation stock is one of the investment options. The Board of Directors approved changing the plan to a Safe Harbor 401(k) plan for the 2008 plan year. A Safe Harbor plan relieves administrative testing in exchange for immediate vesting of the employee’s matching contributions. Both employee and employer contributions may be made to the plan. The Company’s 2012, 2011 and 2010 matching 401(k) contributions charged to expense were $539,000, $522,000 and $537,000 respectively.  The percent of the Company’s matching contribution to the 401(k), and the determination to offer a Safe Harbor plan, is determined annually by the Board of Directors.

Firstbank – West Michigan had a deferred compensation plan for its directors and executive officers. The plan was frozen before the ICNB acquisition and has a balance at the end of 2012 of $1.9 million compared with $2.1 million at the end of 2011. Expense associated with the plan was $131,000 in 2012, $110,000 in 2011, and $94,000 in 2010. Payments under the deferred plan were $231,000 in 2012, $171,000 in 2011, and $187,000 in 2010.

Note 16 - Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 16 – STOCK BASED COMPENSATION

The Company has stock based compensation plans as described below. Total compensation cost that has been charged against income for those plans was $96,000, $118,000, and $115,000 for 2012, 2011 and 2010. The total income tax benefit resulting from these charges was $33,000, $40,000 and $39,000, respectively.

The Firstbank Corporation Stock Compensation Plans of 1993, 1997 and 2006 (“Plans”), as amended, which were shareholder approved, provide for the grant of 395,986, 593,798 and 315,000 shares of stock, respectively, in either restricted form or under option. Options may be either incentive stock options or nonqualified stock options. As of December 31, 2012 only nonqualified stock options and restricted stock shares have been issued under the plans. The Plan of 1993 terminated April 26, 2003. The 1997 Plan terminated April 28, 2007. The 2006 Plan will terminate February 27, 2016. The Board, at its discretion, may terminate any or all of the Plans prior to the Plans’ scheduled termination dates. At year end 2012, there were 61,642 shares available for grant under the 2006 Plan.

Stock Option

Each option granted under the Plans may be exercised in whole or in part during such period as is specified in the option agreement governing that option. Options may only be issued with exercise prices equal to, or greater than, the stock’s market value on the date of issuance. The length of time available for a stock option to be exercised is governed by each option agreement, but has not been more than ten years from the issuance date.

All companies are required to record compensation cost for stock options provided to employees in return for employee service. The cost is measured at the fair value of the options when granted. This cost is expensed over the employee service period, which is normally the vesting period of the options.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of our common stock. We use historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The weighted average fair value of options granted was $2.33 in 2010. There were no options granted in 2011 or 2012.

2010

Risk-free interest rate	2.11%
Expected option life (years)	7
Expected stock price volatility	44.7%
Dividend yield	0.7%

Activity under the plans:

	Twelve months ended December 31, 2012				Twelve months ended December 31, 2011
Total options outstanding	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)
Beginning of period	396,898	$16.58			454,745	$16.55
Granted	0	-			0
Exercised	0	-			0
Forfeited	(6,279)	$19.00			(25,273)	$19.45
Expired	(34,589)	$19.20			(32,574)	$13.51
End of period	356,030	$16.29	4.5	$479	396,898	$16.58	5.1	$0

Options exercisable, end of period	303,270	$17.95	4.0	$269	305,468	$19.18	4.3	$0

There were no options exercised in either 2012 or 2011. As of December 31, 2012, there was $32,000 of total unrecognized compensation cost related to non-vested stock options granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.5 years.

Options outstanding at December 31, 2012 were as follows:

			Options outstanding			Exercisable
Range of exercise prices			Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Shares	Weighted Average Exercise Price
$5.19	-	$8.00	97,700	$6.61	6.8	60,320	$7.03
$8.01	–	$16.00	90,950	$12.87	5.8	75,570	$13.74
$16.01	-	$23.00	89,215	$22.42	3.4	89,215	$22.42
$23.01	-	$26.18	78,165	$25.36	1.4	78,165	$25.36
Total			356,030	$16.29	4.5	303,270	$17.95

Restricted Stock

Restricted shares may be issued under the Plans as described above. Compensation expense is recognized over the vesting period of the shares based on the market value of the shares on the issue date.

A summary of changes in the Company’s non-vested shares for 2012 and 2011 follows:

	2012		2011
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2012	22,627	$5.99	13,373	$9.13
Granted	14,980	$10.30	14,120	$5.00
Vested	3,553	$7.61	4,866	$11.77
Non-vested at December 31, 2012	34,054	$7.68	22,627	$5.99

As of December 31, 2012, there was $210,000 of total unrecognized compensation cost related to non-vested shares granted under the Restricted Stock Plan. The cost is expected to be recognized over a weighted-average period of 2.1 years. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was $27,000, $57,000, and $23,000. Expense associated with restricted stock and include in the total compensation cost presented earlier in this note were $56,000 in 2012 compared with $37,000 in 2011 and $20,000 in 2010.

Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 17 – RELATED PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

(In Thousands of Dollars)	2012	2011
Beginning balance	$40,477	$48,510
New loans	39,074	46,283
Repayments	(43,885)	(47,972)
Deletion of Directors	(896)	(6,344)
Ending balance	$34,770	$40,477

Deposits from principal officers, directors, and their affiliates at year end 2012 and 2011 were $27.1 million and $28.5 million respectively.

Note 18 - Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
NOTE 18 – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

Some financial instruments, such as loan commitments, credit lines, letters of credit and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met and usually have expiration dates. Commitments may expire without being used. Off-balance sheet risk to credit loss exists up to the face amount of these instruments although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

Financial instruments with off-balance sheet risk were as follows at year end:

(In Thousands of Dollars)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans (at market rates)	$82,395	$10,137	$44,091	$11,254
Unused lines of credit and letters of credit	$25,923	$126,490	$22,205	$118,443
Standby letters of credit	$5,201	$15,225	$4,776	$15,110

Commitments to make loans are generally made for periods of 60 days or less. Fixed rate loan commitments have interest rates ranging from 3.38% to 7.00% and maturities ranging from 1 year to 10 years.

Note 19 - Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 19 – CONTINGENCIES

From time to time certain claims are made against the Company and its banking subsidiaries in the normal course of business. There were no outstanding claims considered by management to be material at December 31, 2012.

Note 20 - Dividend Limitation of Subsidiaries	12 Months Ended
Dec. 31, 2012
Restrictions on Dividends, Loans and Advances [Text Block]
NOTE 20 – DIVIDEND LIMITATION OF SUBSIDIARIES

Capital guidelines adopted by Federal and State regulatory agencies and restrictions imposed by law limit the amount of cash dividends the banks can pay to the Company. At December 31, 2012, using the most restrictive of these conditions for each bank, the aggregate cash dividends that the banks can pay the Company without prior approval was $23,118,000. It is not the intent of management to have dividends paid in amounts which would reduce the capital of the banks to levels below those which are considered prudent by management and in accordance with guidelines of regulatory authorities.

Note 21 - Stock Repurchase Program	12 Months Ended
Dec. 31, 2012
Repurchase Agreements, Resale Agreements, Securities Borrowed, and Securities Loaned Disclosure [Text Block]
NOTE 21 – STOCK REPURCHASE PROGRAM

We currently have no authorized common or preferred stock repurchase program in place. No common stock was repurchased in 2011 or 2012. In June of 2012 we repurchased 16,000 shares of our 33,000 outstanding shares of preferred stock at a price of at a price of $941.01 per share (liquidation preference value $1,000). In July of 2012, we negotiated a repurchase of all 578,947 outstanding common stock warrants, which were issued to the U.S. Treasury at the time of their investment in our preferred shares, for a total price of $1,946,670.

Note 22 - Capital Adequacy	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 22 – CAPITAL ADEQUACY

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited; as are asset growth and expansion, and capital restoration plans are required.

At year end 2012 and 2011, the most recent regulatory notifications categorize us as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed that classification.

Actual and required capital amounts at year end and ratios are presented below:

(In thousands of dollars)	Actual		Minimum Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to Risk Weighted Assets
Consolidated	$155,135	15.99%	$77,618	8.00%	$97,023	10.00%
Firstbank – Alma	33,195	15.81%	16,797	8.00%	20,997	10.00%
Firstbank – Mt. Pleasant	37,816	12.74%	23,748	8.00%	29,685	10.00%
Firstbank – West Branch	23,021	14.01%	13,144	8.00%	16,430	10.00%
Keystone Community Bank	28,641	15.78%	14,521	8.00%	18,151	10.00%
Firstbank – West Michigan	15,226	12.83%	9,493	8.00%	11,866	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$142,884	14.73%	$38,809	4.00%	$58,214	6.00%
Firstbank – Alma	30,541	14.55%	8,399	4.00%	12,598	6.00%
Firstbank – Mt. Pleasant	34,097	11.49%	11,874	4.00%	17,811	6.00%
Firstbank – West Branch	20,945	12.75%	6,572	4.00%	9,858	6.00%
Keystone Community Bank	26,333	14.51%	7,260	4.00%	10,891	6.00%
Firstbank – West Michigan	13,729	11.57%	4,746	4.00%	7,119	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$142,884	9.71%	$58,854	4.00%	$73,568	5.00%
Firstbank – Alma	30,541	8.15%	14,998	4.00%	18,748	5.00%
Firstbank – Mt. Pleasant	34,097	8.12%	16,765	4.00%	20,994	5.00%
Firstbank – West Branch	20,945	8.55%	9,803	4.00%	12,253	5.00%
Keystone Community Bank	26,333	11.61%	9,072	4.00%	11,340	5.00%
Firstbank – West Michigan	13,729	7.29%	7,538	4.00%	9,422	5.00%

	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to Risk Weighted Assets
Consolidated	$163,919	16.55%	$79,233	8.00%	$99,041	10.00%
Firstbank – Alma	32,595	15.02%	17,358	8.00%	21,698	10.00%
Firstbank – Mt. Pleasant	37,793	13.05%	23,165	8.00%	28,957	10.00%
Firstbank – West Branch	22,843	13.39%	13,649	8.00%	17,062	10.00%
Keystone Community Bank	26,838	14.03%	15,299	8.00%	19,123	10.00%
Firstbank – West Michigan	20,035	16.95%	9,454	8.00%	11,818	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$151,473	15.29%	$39,616	4.00%	$59,425	6.00%
Firstbank – Alma	29,855	13.76%	8,679	4.00%	13,019	6.00%
Firstbank – Mt. Pleasant	34,168	11.80%	11,583	4.00%	17,374	6.00%
Firstbank – West Branch	20,693	12.13%	6,825	4.00%	10,237	6.00%
Keystone Community Bank	24,416	12.77%	7,649	4.00%	11,474	6.00%
Firstbank – West Michigan	18,533	15.68%	4,727	4.00%	7,091	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$151,473	10.30%	$58,840	4.00%	$73,551	5.00%
Firstbank – Alma	29,855	8.22%	14,536	4.00%	18,170	5.00%
Firstbank – Mt. Pleasant	34,168	8.31%	16,443	4.00%	20,554	5.00%
Firstbank – West Branch	20,693	8.39%	9,871	4.00%	12,338	5.00%
Keystone Community Bank	24,416	10.09%	9,680	4.00%	12,100	5.00%
Firstbank – West Michigan	18,533	9.72%	7,625	4.00%	9,531	5.00%

Note 23 - Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value, Measurement Inputs, Disclosure [Text Block]
NOTE 23 – FAIR VALUE

Carrying amount and estimated fair values of financial instruments were as follows at year end:

December 31, 2012 (In thousands of dollars)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$99,601	$99,601	$99,601	$0	$0
FDIC insured bank certificates of deposit	2,927	2,927	2,927	0	0
Trading account securities	6	6	6	0	0
Securities available for sale	353,678	353,678	91	331,717	21,870
Federal Home Loan Bank stock	7,266	7,266	0	0	7,266
Loans held for sale	2,921	2,921	0	2,921	0
Loans, net of allowance	942,422	930,354	0	0	930,354

Financial Liabilities:
Deposits	(1,241,401)	(1,243,712)	0	0	(1,243,712)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(42,785)	0	(42,785)	0
Federal Home Loan Bank advances	(22,493)	(24,122)	0	0	(24,122)
Subordinated debentures	(36,084)	(36,093)	0	0	(36,093)

December 31, 2011 (In thousands of dollars)	Carrying	Fair
	Amount	Value
Financial Assets:
Cash and cash equivalents	$75,816	$75,816
FDIC insured bank certificates of deposit	4,432	4,432
Trading account securities	2	2
Securities available for sale	342,184	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	349	349
Loans, net	962,890	944,756
Accrued interest receivable	4,531	4,531
Financial Liabilities:
Deposits	(1,220,542)	(1,215,484)
Securities sold under agreements to repurchase and overnight borrowings	(46,784)	(46,784)
Federal Home Loan Bank advances	(19,457)	(21,359)
Accrued interest payable	(762)	(762)
Subordinated debentures	(36,084)	(36,488)

The methods and assumptions used to estimate fair value are described as follows: The carrying amount is the estimated fair value for cash and cash equivalents, short term borrowings, Federal Home Loan Bank stock, demand deposits, short term debt, and variable rate loans or deposits that re-price frequently and fully. Security fair values are based on market prices or dealer quotes, and if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and variable rate loans, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk based on historical losses on similar loan pools. For deposits with infrequent re-pricing or re-pricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life of the product.

Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values for the specific loans in the portfolio and assumes the bank will resolve them through orderly liquidation. Fair value of loans held for sale is based on market quotes. Fair value of debt is based on current rates for similar financing. The fair value of off-balance sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements. The fair value of off-balance sheet items was not material to the consolidated financial statements at December 31, 2012 and 2011.

The following tables present information about our assets measured at fair value on a recurring basis at December 31, 2012 and 2011, and valuation techniques used by us to determine those fair values.

Level 1 assets are those which are actively traded on an open market and pricing is publicly available.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability. Level 3 securities include local municipal securities where market pricing is not available, trust preferred securities issued by banks, and other miscellaneous investments.

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2012
Securities available for sale
U.S. Government Agency Bonds	$0	$106,885	$0	$106,885
Mortgage Backed Securities	0	66,277	0	66,277
U.S. Government Agency CMOs	0	61,030	0	61,030
States and political subdivisions	0	97,525	20,289	117,814
Equity and Other Securities	91	0	1,581	1,672
Total Securities available for sale	$91	$331,717	$21,870	$353,678

Trading equity securities	$6	$0	$0	$6

December 31, 2011
Securities available for sale
U.S. Government Agency Bonds	$0	$133,834	$0	$133,834
Mortgage Backed Securities	0	71,052	0	71,052
U.S. Government Agency CMOs	0	57,845	0	57,845
States and political subdivisions	0	62,447	15,342	77,789
Equity and Other Securities	92	0	1,572	1,664
Total Securities available for sale	$92	$325,179	$16,914	$342,184

Trading equity securities	$2	$0	$0	$2

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	2012	2011
Balance at beginning of year	$16,914	$10,833
Total realized and unrealized gains/(losses) included in income	0	0
Total unrealized gains/(losses) included in other comprehensive income	0	0
Purchases of securities	17,262	11,325
Sales of securities	0	0
Calls and maturities	(12,663)	(5,244)
Net transfers in to Level 3	357	0
Balance at December 31 of each year	$21,870	$16,914

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investments securities categorized as Level 3 assets primarily consist of bonds issued by local municipalities and other like assets. We carry local municipal securities at historical cost, which approximates fair value, unless economic conditions for the municipality changes to a degree requiring a valuation adjustment.

We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets consist of impaired loans and other real estate owned. We have estimated the fair value of impaired loans using Level 3 inputs, specifically valuation of loans based on either a discounted cash flow projection, or a discount to the appraised value of the collateral underlying the loan. We use discounted appraised values or broker’s price opinions to determine the fair value other real estate owned.

Assets Measured at Fair Value on a Nonrecurring Basis

(Dollars in Thousands)	Balance at December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2012
Impaired loans	$36,388	$0	$0	$36,388
Other real estate owned	$1,296	$0	$0	$1,296
Other repossessed assets	$250	$0	$0	$250

2011
Impaired loans	$41,889	$0	$0	$41,889
Other real estate owned	$2,223	$0	$0	$2,223

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. We estimate the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). Other real estate owned is valued based on either a recent appraisal for the property or a brokers' price opinion of the value of the property, which are discounted for expected costs to dispose of the property. Losses on impaired loans were charged to the allowance for loan losses. Losses in other real estate owned and other repossessed assets were charged to earnings through other non-interest expense on the income statement.

Note 24 - Basic And Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
NOTE 24 – BASIC AND DILUTED EARNINGS PER SHARE

(In Thousands, Except per Share Data)	Year Ended December 31
	2012	2011	2010
Basic earnings per common share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766

Basic earnings per common share	$1.17	$0.50	$0.27

Diluted Earnings per Share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766
Add dilutive effects of assumed exercises of options	24	2	2
Weighted average common and dilutive potential
Common shares outstanding	7,957	7,845	7,768

Diluted earnings per common share	$1.16	$0.50	$0.27

Stock options for 219,223 shares of common stock were not considered in computing diluted earnings per share for 2012, because they were anti-dilutive. Stock options and warrants for 975,845 and 1,033,692 shares of common stock were not considered in computing diluted earnings per share for 2011 and 2010, respectively, because they were anti-dilutive.

Note 25 - Firstbank Corporation (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 25 – FIRSTBANK CORPORATION (PARENT COMPANY ONLY)

CONDENSED FINANCIAL INFORMATION

CONDENSED BALANCE SHEETS

	Year Ended December 31,
(In Thousands of Dollars)	2012	2011
ASSETS
Cash and cash equivalents	$11,167	$16,870
Investment in and advances to banking subsidiaries	168,883	170,981
Securities	1,090	1,086
Other assets	4,327	4,104
Total Assets	$185,467	$193,041
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$2,325	$1,580
Subordinated Debentures	36,084	36,084
Shareholders’ equity	147,058	155,377
Total Liabilities and Shareholders’ Equity	$185,467	$193,041

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2011	2010
Dividends and returns of capital from banking subsidiaries (net of capital infusions)	$16,150	$3,680	$4,000
Other income	5,821	5,921	5,656
Other expense	(10,043)	(8,440)	(8,418)
Income before income tax and undistributed subsidiary income	11,928	1,161	1,238
Income tax benefit	1,416	844	532
Equity in undistributed subsidiary income	(2,810)	3,618	1,993
Net income	10,534	5,623	3,763
Change in unrealized gain (loss) on securities, net of tax and classification effects	712	2,750	(452)
Comprehensive income	$11,246	$8,373	$3,311

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$10,534	$5,623	$3,763
Adjustments:
Unrealized (gain)/loss on trading account securities	(4)	11	(3)
Equity in undistributed subsidiary income	(5,190)	(3,618)	(1,993)
Stock option and restricted stock grant compensation expense	96	118	115
Change in other assets	(223)	3,797	6,734
Change in other liabilities	745	138	(1,410)
Net cash from operating activities	5,958	6,069	7,206

Cash flows from investing activities
Sale of securities available for sale	0	0	2,818
Net decrease in commercial loans	0	1,000	(786)
Return from/(payments for) investments in subsidiaries	8,000	(4,220)	(1,950)
Net cash from/(used in) investing activities	8,000	(3,220)	82

Cash flows from financing activities
Redemption of preferred stock	(15,056)	0	0
Redemption of common stock warrants	(1,947)	0	0
Proceeds from issuance of common stock	903	421	393
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	(19,661)	(1,542)	(1,877)
Net change in cash and cash equivalents	(5,703)	1,307	5,411
Beginning cash and cash equivalents	16,870	15,563	10,152
Ending cash and cash equivalents	$11,167	$16,870	$15,563

Note 26 - Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Comprehensive Income (Loss) Note [Text Block]
NOTE 26 – OTHER COMPREHENSIVE INCOME

Other comprehensive income components and related taxes were as follows:

(In Thousands of Dollars)	2012	2011	2010
Change in unrealized holding gains and losses on available for sale securities	$1,034	$4,204	$(689)
Reclassification adjustments for gains and losses later recognized in income	44	(37)	4
Net unrealized gains and (losses)	1,078	4,167	(685)
Tax effect	(366)	(1,417)	233
Other comprehensive income (loss)	$712	$2,750	$(452)

Note 27 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
NOTE 27 – QUARTERLY FINANCIAL DATA (UNAUDITED)

(In Thousands of Dollars, Except per Share Data)		2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,126	$16,020	$15,574	$15,146	$62,866
Net interest income	13,766	13,838	13,542	13,346	54,492
Income before federal income taxes	3,440	3,342	3,765	4,243	14,790
Net income	2,417	2,404	2,715	2,998	10,534
Preferred stock dividends	420	420	220	215	1,275
Net income available to common shareholders	1,997	1,984	2,495	2,783	9,259
Basic earnings per common share	$0.25	$0.25	$0.32	$0.35	$1.17
Diluted earnings per common share	$0.25	$0.25	$0.31	$0.35	$1.16

		2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,989	$17,215	$16,924	$16,516	$67,644
Net interest income	13,292	13,741	13,781	13,858	54,672
Income before federal income taxes	1,564	686	2,170	3,037	7,457
Net income	1,215	628	1,630	2,150	5,623
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	795	208	1,210	1,731	3,944
Basic earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50
Diluted earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50

Note 28 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 28 – SUBSEQUENT EVENTS

On February 1, 2013 we completed the consolidation of four of our bank charters into a single organization to achieve a more efficient operation. We also completed the closing of five smaller branch locations and the consolidation of the loans and deposits into other nearby locations on that same date.

Accounting Policies, by Policy (Policies)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidation, Policy [Policy Text Block]
Principles of Consolidation:  The consolidated financial statements include the accounts of the Company and its subsidiaries, Firstbank – Alma; Firstbank (Mt. Pleasant); Firstbank – West Branch; Keystone Community Bank and Firstbank – West Michigan (the “Banks”); 1st Armored, Incorporated (sold March 31, 2010); 1st Title, Incorporated; 1st Investors Title, LLC; Austin Mortgage Company; and FBMI Risk Management Services, Inc., after elimination of inter-company accounts and transactions. These subsidiaries are wholly owned, except 1st Investors Title, LLC, which we held a 46% share at December 31, 2012. We do not consolidate their results into the results of the Company. Firstbank – St Johns was merged into Firstbank - Alma in 2011. Each of our five banks operates its own Mortgage Company. The operating results of these companies are consolidated into each Bank’s financial statements. During 2004 we formed a special purpose trust, Firstbank Capital Trust I, in 2006 we formed Firstbank Capital Trust II, and in 2007 we formed Firstbank Capital Trust III and Firstbank Capital Trust IV, for the sole purpose of issuing trust preferred securities. These trusts are not consolidated into our financial statements.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Investment, Policy [Policy Text Block]
Investments:  Investments are presented at fair value as required by accounting principles. Our investment portfolio is classified as available for sale, as such; adjustments to the fair value are reported as a change in equity. If a security is deemed to be other than temporarily impaired, the adjustment to fair value is recorded through the income statement.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Certain Significant Estimates:  The primary estimates incorporated into our financial statements, which are susceptible to change in the near term, include the allowance for loan losses, the determination of the fair value of certain financial instruments, fair value of investments, determination of state and federal tax assets and liabilities, goodwill, purchase accounting and core deposit intangible valuations, valuation of other real estate owned, and the valuation of mortgage servicing rights.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Current Vulnerability Due to Certain Concentrations:  Our business is concentrated in the mid-central and southwestern sections of the lower peninsula of Michigan. While the loan portfolio is diversified, the customers’ ability to honor their debts is partially dependent on the local economies. Our service area is primarily dependent on manufacturing (automotive and other), agricultural and recreational industries. Most commercial and agricultural loans are secured by business assets, including commercial and agricultural real estate and federal farm agency guarantees. Generally, consumer loans are secured by various items of personal property and mortgage loans are secured by residential real estate. Our funding sources include time deposits and other deposit products which bear interest. Periods of rising interest rates result in an increase in our cost of funds and an increase in the yields on certain assets. Conversely, periods of falling interest rates result in a decrease in yields on certain assets and costs of certain funds.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks and short term investments with an original maturity of 90 days or less, which include interest bearing deposits with banks and the Federal Reserve, federal funds sold, and overnight money market fund investments. Generally, federal funds and overnight money market funds are purchased for a one day period. We report customer loan transactions, deposit transactions and repurchase agreements and overnight borrowings on a net basis within our cash flow statement.

Marketable Securities, Trading Securities, Policy [Policy Text Block]
Trading Account Securities: From time to time, we invest in the common stock of other companies. Trading account securities are adjusted to fair value through the income statement, with increases in value reflected as non-interest income and decreases in value reflected as a decrease to non-interest income.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
Securities Available for Sale:  Securities available for sale consist of bonds and notes which might be sold prior to maturity due to changes in interest rate, prepayment risks, yield and availability of alternative investments, liquidity needs or other factors. Securities classified as available for sale are reported at their fair value and the related unrealized holding gain or loss (the difference between the fair value and amortized cost of the securities so classified) is reported in other comprehensive income. Other securities such as Federal Home Loan Bank stock are carried at cost. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method.  Gains and losses on sales are recorded on the trade date and are determined using the specific identification method.

Declines in the fair value of securities below their cost that are other than temporary are reflected as realized losses. In estimating other-than-temporary losses, management considers: (1) the length of time and extent that fair value has been less than carrying value; (2) the financial condition and near term prospects of the issuer; and (3) the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans and Leases Receivable, Mortgage Banking Activities, Policy [Policy Text Block]
Mortgage Banking Activities:  Servicing rights are recognized as assets based on the allocated value of retained servicing rights on loans sold. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates. Any impairment of a grouping is reported as a valuation allowance.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. Amortization of mortgage serving rights is netted against loan servicing fee income in the income statement.

Derivatives, Policy [Policy Text Block]
Mortgage Derivatives: From time to time, we enter into mortgage banking derivatives such as forward contracts and rate lock commitments in the ordinary course of business. The derivatives are not designated as hedges and are carried at fair value. The net gain or loss on mortgage banking derivatives is included in gain on sale of loans.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold, which is reduced by the cost allocated to the servicing right. We generally lock in the sale price to the purchaser of the loan at the same time we make a rate commitment to the borrower.

Policy Loans Receivable, Policy [Policy Text Block]
Loans:  Loans receivable, for which management has the intent and ability to hold for the foreseeable future or payoff are reported at their outstanding unpaid principal balances, net of any deferred fees or costs on originated loans, unamortized premiums or discounts. Loan origination fees and certain origination costs are capitalized and recognized as an adjustment to yield of the related loan. Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term without anticipating prepayments. Interest income on mortgage and commercial loans is discontinued at the time the loan becomes 90 days delinquent unless the credit is well secured and in process of collection. Consumer and unsecured consumer line of credit loans are typically charged off no later than 120 days past due. Loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual status, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method until qualifying for return to accrual. Loans are returned to accrual status when all of the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans classified as troubled debt restructurings (TDR’s) are accounted for in generally the same manner as all other loans. Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule. All modified loans are evaluated to determine whether the loans should be reported as a TDR. A loan is a TDR when we, for economic or legal reasons related to the borrower’s financial difficulties, grant a concession to the borrower by modifying or renewing a loan that we would not otherwise consider. To make this determination, we must determine whether (1) the borrower is experiencing financial difficulties and (2) we have granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification. An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual basis under the new terms. If there is a forgiveness of debt or partial charge off, the loan will generally be placed on nonaccrual status with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring or subsequently becomes nonaccrual, it will remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six monthly payments. If the borrower makes the six monthly payments without becoming past due 30 days or more, it may be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on the sum of: (1) a factor relating to historical losses multiplied times the balance of the loan, and (2) a net present value adjustment relating to a change in interest rate, if applicable. The amount recorded in the allowance for loan losses for restructured loans during the years ended December 31, 2012 and 2011 was $2.3 million and $591,000, respectively. Restructured loans charged off were $1.7 million in 2012 and $2.4 million in 2011.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses. Management uses a quantitative and qualitative methodology for analyzing factors which impact the allowance for loan losses consistently across its banking subsidiaries. The process applies risk factors for historical charge-offs and delinquency experience, portfolio segment weightings and industry and regional factors and trends as they affect the banks’ portfolios. Consideration of exposures to industries potentially most affected by risks in the current economic and political environment, and the review of potential risks in certain credits that are considered part of the non-performing loan category contributed to the establishment of the allowance levels at each bank. Loan losses are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed.

Loans are reviewed on an ongoing basis for impairment. A loan is impaired when it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected cash flows discounted at the loan’s effective interest rate or, as a practical expedient, the fair value of collateral, if the loan is collateral dependent. Loans considered to be impaired are reduced to the present value of expected future cash flows or to the fair value of collateral by allocating a portion of the allowance for loan losses to such loans. If these allocations cause an increase in the allowance for loan losses such increase is reported as provision for loan loss through the income statement. Increases or decreases in carrying value due to changes in estimates of future payments or the passage of time are reported as reductions or increases in the provision for loan losses.

Smaller balance homogeneous loans such as residential first mortgage loans secured by one to four family residences, residential construction, automobile, home equity and second mortgage loans, are collectively evaluated for impairment. Commercial loans and first mortgage loans secured by other properties are evaluated individually for impairment. When credit analysis of the borrower’s operating results and financial condition indicates the underlying ability of the borrower’s business activity is not sufficient to generate adequate cash flow to service the business’ cash needs, including our loans to the borrower, the loan is evaluated for impairment. Often this is associated with a delay or shortfall in payments of 90 days or less. Commercial and commercial real estate loans are rated on a scale of 1 to 10, with grades 1 to 4 being pass grades, 5 watch, 6 special mention, 7 substandard, 8 impaired, 9 doubtful and 10 loss. Loans graded 6, 7, and 8 are reviewed for possible impairment at least quarterly. Loans are generally moved to nonaccrual status when 90 days or more past due and considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.  For a more complete explanation of our loan grading system, see Note 6.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment:  Premises and equipment are stated on the basis of cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the assets, primarily by accelerated methods for income tax purposes and by the straight line method for financial reporting purposes.  Buildings and related components are assigned useful lives ranging from 5 to 33 years. Furniture, fixtures and equipment are assigned useful lives ranging from 3 to 10 years.

Real Estate, Policy [Policy Text Block]
Other Real Estate Owned:  Other real estate owned includes properties acquired through either a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and is initially recorded at the fair value less estimated carrying and selling costs when acquired, establishing a new cost basis. These properties are evaluated periodically and, if fair value is deemed to have declined subsequent to foreclosure, a valuation allowance is recorded through noninterest expense. Costs incurred for the property after foreclosure are expensed as incurred. Other real estate owned totaled approximately $2.9 million and $5.3 million at December 31, 2012 and 2011. Gains and losses on the sale of other real estate owned are recorded on the income statement as other income.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Other Intangible Assets: Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment is recognized in the period identified. A more frequent assessment is performed if conditions in the market place or changes in the company’s organizational structure occur. We use a discounted income approach and a market valuation model, which compares the inherent value of our company to valuations of recent transactions in the market place to determine if our goodwill has been impaired. See Note 8 for additional information.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.

Revenue Recognition, Long-term Contracts [Policy Text Block]
Long Term Assets:  Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, a charge is taken to earnings, and the assets are written down to new estimate of fair value.

Loan Commitments, Policy [Policy Text Block]
Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Income Tax, Policy [Policy Text Block]
Income Taxes:  We record income tax expense based on the amount of taxes due on our tax return plus the change in deferred taxes, computed based on the future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities using enacted tax rates. A valuation allowance is recorded, if needed, and reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share:  Basic earnings per share is calculated by dividing net income available for common shareholders (net income less preferred stock dividends and accretion of the preferred stock discount) by the weighted average number of common shares outstanding. Diluted earnings per share is calculated by dividing net income available for common shareholders by the weighted average common shares outstanding including the dilutive effect of additional common shares that may be issued under outstanding stock options and warrants.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income:  Comprehensive income consists of net income and changes in unrealized gains and losses on securities available for sale, net of tax, which is recognized as a separate component of equity. Accumulated other comprehensive income consists of unrealized gains and losses on securities available for sale, net of tax.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements: During 2012, the Company adopted new guidance related to the presentation of comprehensive income in the financial statements. Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity. We have elected to report comprehensive income in a separate statement of comprehensive income that begins with net income. The change in presentation has been applied retrospectively and the 2011 financial statements have been restated to conform to the new presentation method. Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”). The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties. The update provides additional details and examples to provide clarity surrounding these items. The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession. The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Corporation). Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-01 until December 31, 2012 for the Company, are included in Note 6. Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Corporation). This update did not have a significant impact on the financial statements.

Basis of Accounting, Policy [Policy Text Block]	Effect of Newly Issued Accounting Standards: There are no newly issued and not yet effective accounting standards at this time.
Commitments and Contingencies, Policy [Policy Text Block]
Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements as of December 31, 2012.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification, Policy [Policy Text Block]	Reclassification: Certain 2010 and 2011 amounts may have been reclassified to conform to the 2012 presentation.
Segment Reporting, Policy [Policy Text Block]
Operating Segments:  While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a company wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Note 1 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate, Roll Forward [Table Text Block]
(In Thousands of Dollars)	2012	2011
Balance at beginning of year	$5,251	$8,316
Properties transferred into OREO	4,214	5,948
Valuation impairments recorded	(1,151)	(2,258)
Proceeds from sale of properties	(5,873)	(6,850)
Gain on sale of properties	484	95
Balance at end of year	$2,925	$5,251

Note 4 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment [Table Text Block]
(In Thousands of Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
Securities Available for Sale:
December 31, 2012:
U.S. governmental agency	$105,629	$1,271	$(15)	$106,885
States and political subdivisions	116,123	1,786	(95)	117,814
Mortgage Backed Securities	64,550	1,729	(2)	66,277
Collateralized Mortgage Obligations	60,278	810	(58)	61,030
Equity and other Securities	1,610	62	0	1,672
Total	$348,190	$5,658	$(170)	$353,678

December 31, 2011:
U.S. governmental agency	$132,534	$1,325	$(25)	$133,834
States and political subdivisions	76,574	1,238	(23)	77,789
Mortgage Backed Securities	70,059	1,080	(87)	71,052
Collateralized Mortgage Obligations	57,006	854	(15)	57,845
Equity and other Securities	1,606	58	0	1,664
Total	$337,779	$4,555	$(150)	$342,184

Schedule of Unrealized Loss on Investments [Table Text Block]
(In Thousands of Dollars)	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2012:
U.S. governmental agency	$10,135	$(15)	$0	$0	$10,135	$(15)
States and political subdivisions	17,141	(93)	582	(2)	17,723	(95)
Mortgage Backed Securities	0	0	513	(2)	513	(2)
Collateralized Mortgage Obligations	19,995	(55)	721	(3)	20,716	(58)
Total Temporarily Impaired	$47,271	$(163)	$1,816	$(7)	$49,087	$(170)

December 31, 2011:
U.S. governmental agency	$0	$0	$17,974	$(25)	$17,974	$(25)
States and political subdivisions	3,738	(2)	2,249	(21)	5,987	(23)
Mortgage Backed Securities	0	0	18,091	(87)	18,091	(87)
Collateralized Mortgage Obligations	0	0	6,590	(15)	6,590	(15)
Total Temporarily Impaired	$3,738	$(2)	$44,904	$(148)	$48,642	$(150)

Realized Gain (Loss) on Investments [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Trading Account Securities Gains/(Losses)	$4	$(11)	$3

Available for Sale Securities
Other than temporary impairment losses	$0	$0	$(150)
Gross realized gains	44	28	200
Gross realized losses	0	(65)	(46)
Net realized gains (losses)	$44	$(37)	$4

Investments Classified by Contractual Maturity Date [Table Text Block]
(In Thousands of Dollars)	Fair Value
Due in one year or less	$93,182
Due after one year through five years	109,398
Due after five years through ten years	75,022
Due after ten years	74,404
Total	352,006

Equity securities	1,672
Total securities	$353,678

Note 5 - Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Loans held for sale	$2,921	$349
Less: Allowance to adjust to lower of cost or market	0	0
Loans held for sale, net	$2,921	$349

Mortgage Loans Serviced For Others [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$605,000	$601,710
Fannie Mae	$1,140	$1,446
Federal Home Loan Bank	$2,094	$2,757

Schedule of Compliance with Regulatory Capital Requirements for Mortgage Companies [Table Text Block]
(In Thousands of Dollars)
	2012	2011	2010
Servicing rights:
Beginning of year	$4,596	$4,603	$3,705
Additions	2,512	1,505	2,428
Amortized to expense	(2,115)	(1,512)	(1,530)
End of year	$4,993	$4,596	$4,603

Mortgage Servicing Rights [Member]
Schedule of Expected Amortization Expense [Table Text Block]
(In Thousands of Dollars)
2013	$1,152
2014	$949
2015	$797
2016	$660
2017	$530
Thereafter	$905

Note 6 - Loans (Tables)	12 Months Ended
Dec. 31, 2012
Financing Receivable Credit Quality Indicators [Table Text Block]
Loans at period end were as follows:
(In Thousands of Dollars)	December 31, 2012	December 31, 2011
Commercial and Industrial
Pass loans	$133,844	$122,812
Watch loans	5,375	19,542
Special mention loans	5,433	7,878
Substandard loans	1,879	2,928
Impaired restructured and accruing loans	3,230	3,562
Impaired nonaccrual loans	447	1,771
Total Commercial and Industrial	150,208	158,493

Commercial Real Estate
Pass loans	$373,527	$373,320
Watch loans	50,741	56,571
Special mention loans	18,119	21,155
Substandard loans	9,664	5,686
Impaired restructured and accruing loans	12,113	10,652
Impaired nonaccrual loans	8,429	15,336
Doubtful nonaccrual loans	25	0
Total Commercial Real Estate	472,618	482,720

Residential Mortgages 1st Liens
Performing loans	$202,342	$199,117
Loans > 60 days past due	1,046	2,203
Impaired restructured and accruing loans	4,953	4,425
Nonaccrual loans	6,038	5,374
Total First lien residential mortgage loans	214,379	211,119

Residential Mortgages Junior Liens
Performing loans	$58,089	$66,169
Loans > 60 days past due	96	328
Impaired restructured and accruing loans	235	278
Nonaccrual loans	328	278
Total Junior lien residential mortgage loans	58,748	67,053

Consumer
Performing loans	$67,178	$64,075
Loans > 60 days past due	39	239
Impaired restructured and accruing loans	191	210
Nonaccrual loans	401	0
Total Consumer	67,809	64,524

Total Loans	$963,762	$983,909

Allowance for Credit Losses on Financing Receivables [Table Text Block]
(In Thousands of Dollars)
Twelve months ending December 31, 2012	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019
Provision for loan losses	(104)	4,033	2,225	535	309	692	7,690
Loans charged off	(560)	(4,440)	(2,220)	(485)	(727)	0	(8,432)
Recoveries	75	438	258	0	292	0	1,063
Ending balance	$1,896	$11,565	$5,656	$555	$805	$863	$21,340

Ending balance: individually evaluated for impairment	$515	$2,971	$0	$0	$0	$0	$3,486

Ending balance: collectively evaluated for impairment	$1,381	$8,594	$5,656	$555	$805	$863	$17,854

Financing Receivables:
Ending balance	$150,208	$472,618	$214,379	$58,748	$67,809	$0	$963,762

Ending balance: individually evaluated for impairment	$3,677	$20,567	$0	$0	$0	$0	$24,244

Ending balance: collectively evaluated for impairment	$146,531	$452,051	$214,379	$58,748	$67,809	$0	$939,518

Twelve months ending December 31, 2011
Allowance for Credit Losses:
Beginning balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431
Provision for loan losses	1,836	6,611	4,468	6	381	35	13,337
Loans charged off	(2,546)	(7,973)	(3,215)	(275)	(913)	0	(14,922)
Recoveries	171	521	180	0	301	0	1,173
Ending balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019

Ending balance: individually evaluated for impairment	$253	$3,622	$0	$0	$0	$0	$3,875

Ending balance: collectively evaluated for impairment	$2,232	$7,912	$5,393	$505	$931	$171	$17,144

Financing Receivables:
Ending balance	$158,493	$482,720	$211,397	$66,775	$64,524	$0	$983,909

Ending balance: individually evaluated for impairment	$5,331	$25,988	$0	$0	$0	$0	$31,319

Ending balance: collectively evaluated for impairment	$153,162	$456,732	$211,397	$66,775	$64,524	$0	$952,590
Twelve months ending December 31, 2010	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$3,640	$10,473	$2,502	$967	$1,525	$7	$19,114
Provision for loan losses	812	8,222	3,844	(7)	344	129	13,344
Loans charged off	(1,707)	(6,366)	(2,602)	(186)	(1,102)	0	(11,963)
Recoveries	279	46	216	0	395	0	936
Ending balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431

Ending balance: individually evaluated for impairment	$812	$4,688	$0	$0	$0	$0	$5,500

Ending balance: collectively evaluated for impairment	$2,212	$7,687	$3,960	$774	$1,162	$136	$15,931

Financing Receivables:
Ending balance	$164,332	$509,285	$203,765	$76,293	$77,945	$0	$1,031,620

Ending balance: individually evaluated for impairment	$1,972	$24,390	$0	$0	$0	$0	$26,362

Ending balance: collectively evaluated for impairment	$162,360	$484,895	$203,765	$76,293	$77,945	$0	$1,005,258

Past Due Financing Receivables [Table Text Block]
(In thousands of dollars)
At December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Nonaccrual loans	Current	Total Financing Receivables	Recorded Investment > 90 days and accruing
Commercial and Industrial	$206	$140	$0	$346	$447	$149,415	$150,208	$0
Commercial Real Estate	604	1,881	0	2,485	8,454	461,679	472,618	0
Residential Mortgages 1st Liens	772	969	37	1,778	6,038	206,563	214,379	37
Residential Mortgages Junior Liens	473	96	0	569	328	57,851	58,748	0
Consumer	435	39	0	474	401	66,934	67,809	0
Total	$2,490	$3,125	$37	$5,652	$15,668	$942,442	$963,762	$37

At December 31, 2011
Commercial and Industrial	$1,039	$94	$0	$1,133	$1,771	$155,589	$158,493	$0
Commercial Real Estate	4,313	500	0	4,813	15,336	462,571	482,720	0
Residential Mortgages 1st Liens	973	1,875	328	3,176	5,374	202,569	211,119	328
Residential Mortgages Junior Liens	561	255	73	889	278	65,886	67,053	73
Consumer	848	221	18	1,087	210	63,227	64,524	18
Total	$7,734	$2,945	$419	$11,098	$22,969	$949,842	$983,909	$419

Impaired Financing Receivables [Table Text Block]
(In Thousands of Dollars)
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$891	$891	$0
Commercial Real Estate	9,215	9,212	0
Residential Mortgages 1st Liens	10,993	10,993	0
Residential Mortgages Junior Liens	562	562	0
Consumer	592	592	0
Total	$22,253	$22,250	$0

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$2,273	$2,792	$515
Commercial Real Estate	8,377	11,346	2,971
Residential Mortgages 1st Liens	0	0	0
Residential Mortgages Junior Liens	0	0	0
Consumer	0	0	0
Total	$10,650	$14,138	$3,486

Total
Commercial and Industrial	$3,164	$3,683	$515
Commercial Real Estate	17,592	20,558	2,971
Residential Mortgages 1st Liens	10,993	10,993	0
Residential Mortgages Junior Liens	562	562	0
Consumer	592	592	0
Total	$32,903	$36,388	$3,486

December 31, 2011
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$4,358	$5,846	0
Commercial Real Estate	11,940	16,987	0
Residential Mortgages 1st Liens	10,079	11,120	0
Residential Mortgages Junior Liens	278	331	0
Consumer	210	249	0
Total	$26,865	$34,533	$0

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$720	$998	$253
Commercial Real Estate	10,423	15,225	3,622
Residential Mortgages 1st Liens	0	0	0
Residential Mortgages Junior Liens	0	0	0
Consumer	0	0	0
Total	$11,143	$16,223	$3,875

Total
Commercial and Industrial	$5,078	$6,844	$253
Commercial Real Estate	22,363	32,212	3,622
Residential Mortgages 1st Liens	10,079	11,120	0
Residential Mortgages Junior Liens	278	331	0
Consumer	210	249	0
Total	$38,008	$50,756	$3,875

Additional Information Related to Impaired Loans [Table Text Block]
(In Thousands of Dollars)	Twelve months ended December 31, 2012		Twelve months ended December 31, 2011		Twelve months ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$2,862	$160	$2,073	$116	$1,121	$0
Commercial Real Estate	10,213	846	12,444	452	12,432	158
Residential Mortgages 1st Liens	9,998	416	9,223	219	7,721	253
Residential Mortgages Junior Liens	502	13	459	2	295	1
Consumer	450	17	192	0	200	5
Total	$24,025	$1,452	$24,391	$789	$21,769	$417

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$880	$24	$722	$0	$438	$0
Commercial Real Estate	10,561	52	9,003	28	8,724	125
Residential Mortgages 1st Liens	0	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0	0
Consumer	0	0	0	0	0	0
Total	$11,441	$76	$9,725	$28	$9,162	$125

Total
Commercial and Industrial	$3,742	$184	$2,795	$116	$1,559	$0
Commercial Real Estate	20,774	898	21,447	480	21,156	283
Residential Mortgages 1st Liens	9,998	416	9,223	219	7,721	253
Residential Mortgages Junior Liens	502	13	459	2	295	1
Consumer	450	17	191	0	200	5
Total	$35,466	$1,528	$34,116	$817	$30,931	$542

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(In thousands of dollars)	Troubled Debt Restructurings			Troubled Debt Restructurings that Subsequently Defaulted
	Number of contracts	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Number of contracts	Recorded investment
December 31, 2012
Commercial and Industrial	11	$1,199	$1,188	5	$1,143
Commercial Real Estate	17	4,456	4,221	4	401
Residential Mortgages 1st Liens	19	1,948	1,943	2	190
Residential Mortgages Junior Liens	4	126	126	1	9
Consumer	3	128	127	0	0
Total	54	$7,857	$7,605	12	$1,743

December 31, 2011
Commercial and Industrial	11	$3,615	$3,526	2	$468
Commercial Real Estate	13	4,017	3,786	10	1,233
Residential Mortgages 1st Liens	13	1,427	1,291	11	828
Residential Mortgages Junior Liens	1	83	83	0	0
Consumer	0	0	0	0	0
Total	85	$9,142	$8,686	23	$2,529

December 31, 2010
Commercial and Industrial	1	$36	$36	0	$0
Commercial Real Estate	7	6,604	5,757	3	860
Residential Mortgages 1st Liens	27	3,025	2,633	8	614
Residential Mortgages Junior Liens	1	43	0	1	43
Consumer	0	0	0	0	0
Total	36	$9,708	$8,426	12	$1,517

Note 7 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
Year end premises and equipment were as follows:

(In Thousands of Dollars)	2012	2011
Land	$6,186	$6,186
Buildings	32,891	33,082
Furniture, fixtures and equipment	17,431	17,951
Total	56,508	57,219
Less:
Accumulated depreciation	(32,152)	(32,132)
Total	$24,356	$25,087

Operating Leases of Lessee Disclosure [Table Text Block]
(In Thousands of Dollars)
	Facilities	Equipment	Total
2013	$325	$7	$332
2014	115	3	118
2015	97	2	99
2016	99	0	99
2017	102	0	102
Total	$738	$12	$750

Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Balance at January 1	$35,513	$35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$35,513	$35,513

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Core deposit intangibles resulting from bank and branch acquisitions:
Gross Amount	$7,930	$7,930	$7,930
Accumulated Amortization	(6,965)	(6,482)	(5,785)
Net Carrying Value	$965	$1,448	$2,145

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year	Amount
2013	$370
2014	278
2015	185
2016	99
2017	33

Note 9 - Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Federal Income Tax Note [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Current expense	$4,283	$3,133	$1,013
Deferred expense (benefit)	(27)	(1,299)	14
Change in deferred tax valuation allowance	0	0	485
Total	$4,256	$1,834	$1,512

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Tax at statutory rate	$5,177	$2,610	$1,846
Effect of tax-exempt interest	(479)	(443)	(489)
Deferred tax valuation allowance	0	0	485
Other	(442)	(333)	(330)
Federal income taxes	$4,256	$1,834	$1,512

Effective tax rate	29%	25%	29%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Deferred tax assets:
Allowance for loan losses	$7,256	$7,147
Deferred compensation	655	718
Losses on capital investments	1,159	1,727
Other	1,254	1,304
Total deferred tax assets	10,324	10,896
Deferred tax liabilities:
Fixed assets	(1,821)	(1,851)
Mortgage servicing rights	(1,697)	(1,563)
Purchase accounting adjustments	(234)	(373)
Unrealized gain on securities available for sale	(1,859)	(1,492)
Other	(428)	(992)
Total deferred tax liabilities	(6,039)	(6,271)
Net deferred tax assets	4,285	4,625
Deferred tax valuation allowance	(1,143)	(1,143)
Net deferred tax assets	$3,142	$3,482

Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Maturities of Long-term Debt [Table Text Block]
(In Thousands of Dollars)
Year	Amount
2013	$239,810
2014	69,766
2015	31,135
2016	22,614
2017	13,041
2018 and thereafter	5
Total	$376,371

Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Securities Financing Transactions [Table Text Block]
(In Thousands of Dollars)
	2012	2011
At December 31:
Outstanding Balance	$42,785	$46,784
Average Interest Rate	0.19%	0.19%

Daily Average for the Year:
Outstanding Balance	$47,605	$43,847
Average Interest Rate	0.18%	0.19%

Maximum Outstanding at any Month End	$55,047	$47,603

Note 12 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Borrowings with a fixed rates at year end	$22,493	$19,457

Borrowings with a variable rate of interest at year end	$0	$0

Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
(In Thousands of Dollars)
2013	$2,500
2014	4,000
2015	6,777
2016	3,094
2017	3,087
2018 and thereafter	3,035
Total	$22,493

Note 16 - Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2010

Risk-free interest rate	2.11%
Expected option life (years)	7
Expected stock price volatility	44.7%
Dividend yield	0.7%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Twelve months ended December 31, 2012				Twelve months ended December 31, 2011
Total options outstanding	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)
Beginning of period	396,898	$16.58			454,745	$16.55
Granted	0	-			0
Exercised	0	-			0
Forfeited	(6,279)	$19.00			(25,273)	$19.45
Expired	(34,589)	$19.20			(32,574)	$13.51
End of period	356,030	$16.29	4.5	$479	396,898	$16.58	5.1	$0

Options exercisable, end of period	303,270	$17.95	4.0	$269	305,468	$19.18	4.3	$0

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options outstanding			Exercisable
Range of exercise prices			Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Shares	Weighted Average Exercise Price
$5.19	-	$8.00	97,700	$6.61	6.8	60,320	$7.03
$8.01	–	$16.00	90,950	$12.87	5.8	75,570	$13.74
$16.01	-	$23.00	89,215	$22.42	3.4	89,215	$22.42
$23.01	-	$26.18	78,165	$25.36	1.4	78,165	$25.36
Total			356,030	$16.29	4.5	303,270	$17.95

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	2012		2011
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2012	22,627	$5.99	13,373	$9.13
Granted	14,980	$10.30	14,120	$5.00
Vested	3,553	$7.61	4,866	$11.77
Non-vested at December 31, 2012	34,054	$7.68	22,627	$5.99

Note 17 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
(In Thousands of Dollars)	2012	2011
Beginning balance	$40,477	$48,510
New loans	39,074	46,283
Repayments	(43,885)	(47,972)
Deletion of Directors	(896)	(6,344)
Ending balance	$34,770	$40,477

Note 18 - Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
(In Thousands of Dollars)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans (at market rates)	$82,395	$10,137	$44,091	$11,254
Unused lines of credit and letters of credit	$25,923	$126,490	$22,205	$118,443
Standby letters of credit	$5,201	$15,225	$4,776	$15,110

Note 22 - Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
(In thousands of dollars)	Actual		Minimum Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to Risk Weighted Assets
Consolidated	$155,135	15.99%	$77,618	8.00%	$97,023	10.00%
Firstbank – Alma	33,195	15.81%	16,797	8.00%	20,997	10.00%
Firstbank – Mt. Pleasant	37,816	12.74%	23,748	8.00%	29,685	10.00%
Firstbank – West Branch	23,021	14.01%	13,144	8.00%	16,430	10.00%
Keystone Community Bank	28,641	15.78%	14,521	8.00%	18,151	10.00%
Firstbank – West Michigan	15,226	12.83%	9,493	8.00%	11,866	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$142,884	14.73%	$38,809	4.00%	$58,214	6.00%
Firstbank – Alma	30,541	14.55%	8,399	4.00%	12,598	6.00%
Firstbank – Mt. Pleasant	34,097	11.49%	11,874	4.00%	17,811	6.00%
Firstbank – West Branch	20,945	12.75%	6,572	4.00%	9,858	6.00%
Keystone Community Bank	26,333	14.51%	7,260	4.00%	10,891	6.00%
Firstbank – West Michigan	13,729	11.57%	4,746	4.00%	7,119	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$142,884	9.71%	$58,854	4.00%	$73,568	5.00%
Firstbank – Alma	30,541	8.15%	14,998	4.00%	18,748	5.00%
Firstbank – Mt. Pleasant	34,097	8.12%	16,765	4.00%	20,994	5.00%
Firstbank – West Branch	20,945	8.55%	9,803	4.00%	12,253	5.00%
Keystone Community Bank	26,333	11.61%	9,072	4.00%	11,340	5.00%
Firstbank – West Michigan	13,729	7.29%	7,538	4.00%	9,422	5.00%
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to Risk Weighted Assets
Consolidated	$163,919	16.55%	$79,233	8.00%	$99,041	10.00%
Firstbank – Alma	32,595	15.02%	17,358	8.00%	21,698	10.00%
Firstbank – Mt. Pleasant	37,793	13.05%	23,165	8.00%	28,957	10.00%
Firstbank – West Branch	22,843	13.39%	13,649	8.00%	17,062	10.00%
Keystone Community Bank	26,838	14.03%	15,299	8.00%	19,123	10.00%
Firstbank – West Michigan	20,035	16.95%	9,454	8.00%	11,818	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$151,473	15.29%	$39,616	4.00%	$59,425	6.00%
Firstbank – Alma	29,855	13.76%	8,679	4.00%	13,019	6.00%
Firstbank – Mt. Pleasant	34,168	11.80%	11,583	4.00%	17,374	6.00%
Firstbank – West Branch	20,693	12.13%	6,825	4.00%	10,237	6.00%
Keystone Community Bank	24,416	12.77%	7,649	4.00%	11,474	6.00%
Firstbank – West Michigan	18,533	15.68%	4,727	4.00%	7,091	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$151,473	10.30%	$58,840	4.00%	$73,551	5.00%
Firstbank – Alma	29,855	8.22%	14,536	4.00%	18,170	5.00%
Firstbank – Mt. Pleasant	34,168	8.31%	16,443	4.00%	20,554	5.00%
Firstbank – West Branch	20,693	8.39%	9,871	4.00%	12,338	5.00%
Keystone Community Bank	24,416	10.09%	9,680	4.00%	12,100	5.00%
Firstbank – West Michigan	18,533	9.72%	7,625	4.00%	9,531	5.00%

Note 23 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping [Table Text Block]
December 31, 2012 (In thousands of dollars)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$99,601	$99,601	$99,601	$0	$0
FDIC insured bank certificates of deposit	2,927	2,927	2,927	0	0
Trading account securities	6	6	6	0	0
Securities available for sale	353,678	353,678	91	331,717	21,870
Federal Home Loan Bank stock	7,266	7,266	0	0	7,266
Loans held for sale	2,921	2,921	0	2,921	0
Loans, net of allowance	942,422	930,354	0	0	930,354

Financial Liabilities:
Deposits	(1,241,401)	(1,243,712)	0	0	(1,243,712)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(42,785)	0	(42,785)	0
Federal Home Loan Bank advances	(22,493)	(24,122)	0	0	(24,122)
Subordinated debentures	(36,084)	(36,093)	0	0	(36,093)

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2012
Securities available for sale
U.S. Government Agency Bonds	$0	$106,885	$0	$106,885
Mortgage Backed Securities	0	66,277	0	66,277
U.S. Government Agency CMOs	0	61,030	0	61,030
States and political subdivisions	0	97,525	20,289	117,814
Equity and Other Securities	91	0	1,581	1,672
Total Securities available for sale	$91	$331,717	$21,870	$353,678

Trading equity securities	$6	$0	$0	$6

December 31, 2011
Securities available for sale
U.S. Government Agency Bonds	$0	$133,834	$0	$133,834
Mortgage Backed Securities	0	71,052	0	71,052
U.S. Government Agency CMOs	0	57,845	0	57,845
States and political subdivisions	0	62,447	15,342	77,789
Equity and Other Securities	92	0	1,572	1,664
Total Securities available for sale	$92	$325,179	$16,914	$342,184

Trading equity securities	$2	$0	$0	$2

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(Dollars in Thousands)	2012	2011
Balance at beginning of year	$16,914	$10,833
Total realized and unrealized gains/(losses) included in income	0	0
Total unrealized gains/(losses) included in other comprehensive income	0	0
Purchases of securities	17,262	11,325
Sales of securities	0	0
Calls and maturities	(12,663)	(5,244)
Net transfers in to Level 3	357	0
Balance at December 31 of each year	$21,870	$16,914

Fair Value Measurements, Nonrecurring [Table Text Block]
(Dollars in Thousands)	Balance at December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2012
Impaired loans	$36,388	$0	$0	$36,388
Other real estate owned	$1,296	$0	$0	$1,296
Other repossessed assets	$250	$0	$0	$250

2011
Impaired loans	$41,889	$0	$0	$41,889
Other real estate owned	$2,223	$0	$0	$2,223

Prior Year [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
December 31, 2011 (In thousands of dollars)	Carrying	Fair
	Amount	Value
Financial Assets:
Cash and cash equivalents	$75,816	$75,816
FDIC insured bank certificates of deposit	4,432	4,432
Trading account securities	2	2
Securities available for sale	342,184	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	349	349
Loans, net	962,890	944,756
Accrued interest receivable	4,531	4,531
Financial Liabilities:
Deposits	(1,220,542)	(1,215,484)
Securities sold under agreements to repurchase and overnight borrowings	(46,784)	(46,784)
Federal Home Loan Bank advances	(19,457)	(21,359)
Accrued interest payable	(762)	(762)
Subordinated debentures	(36,084)	(36,488)

Note 24 - Basic And Diluted Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(In Thousands, Except per Share Data)	Year Ended December 31
	2012	2011	2010
Basic earnings per common share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766

Basic earnings per common share	$1.17	$0.50	$0.27

Diluted Earnings per Share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766
Add dilutive effects of assumed exercises of options	24	2	2
Weighted average common and dilutive potential
Common shares outstanding	7,957	7,845	7,768

Diluted earnings per common share	$1.16	$0.50	$0.27

Note 25 - Firstbank Corporation (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
	Year Ended December 31,
(In Thousands of Dollars)	2012	2011
ASSETS
Cash and cash equivalents	$11,167	$16,870
Investment in and advances to banking subsidiaries	168,883	170,981
Securities	1,090	1,086
Other assets	4,327	4,104
Total Assets	$185,467	$193,041
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$2,325	$1,580
Subordinated Debentures	36,084	36,084
Shareholders’ equity	147,058	155,377
Total Liabilities and Shareholders’ Equity	$185,467	$193,041

Schedule of Condensed Income Statement [Table Text Block]
	Year Ended December 31,
	2012	2011	2010
Dividends and returns of capital from banking subsidiaries (net of capital infusions)	$16,150	$3,680	$4,000
Other income	5,821	5,921	5,656
Other expense	(10,043)	(8,440)	(8,418)
Income before income tax and undistributed subsidiary income	11,928	1,161	1,238
Income tax benefit	1,416	844	532
Equity in undistributed subsidiary income	(2,810)	3,618	1,993
Net income	10,534	5,623	3,763
Change in unrealized gain (loss) on securities, net of tax and classification effects	712	2,750	(452)
Comprehensive income	$11,246	$8,373	$3,311

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$10,534	$5,623	$3,763
Adjustments:
Unrealized (gain)/loss on trading account securities	(4)	11	(3)
Equity in undistributed subsidiary income	(5,190)	(3,618)	(1,993)
Stock option and restricted stock grant compensation expense	96	118	115
Change in other assets	(223)	3,797	6,734
Change in other liabilities	745	138	(1,410)
Net cash from operating activities	5,958	6,069	7,206

Cash flows from investing activities
Sale of securities available for sale	0	0	2,818
Net decrease in commercial loans	0	1,000	(786)
Return from/(payments for) investments in subsidiaries	8,000	(4,220)	(1,950)
Net cash from/(used in) investing activities	8,000	(3,220)	82

Cash flows from financing activities
Redemption of preferred stock	(15,056)	0	0
Redemption of common stock warrants	(1,947)	0	0
Proceeds from issuance of common stock	903	421	393
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	(19,661)	(1,542)	(1,877)
Net change in cash and cash equivalents	(5,703)	1,307	5,411
Beginning cash and cash equivalents	16,870	15,563	10,152
Ending cash and cash equivalents	$11,167	$16,870	$15,563

Note 26 - Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Comprehensive Income (Loss) [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Change in unrealized holding gains and losses on available for sale securities	$1,034	$4,204	$(689)
Reclassification adjustments for gains and losses later recognized in income	44	(37)	4
Net unrealized gains and (losses)	1,078	4,167	(685)
Tax effect	(366)	(1,417)	233
Other comprehensive income (loss)	$712	$2,750	$(452)

Note 27 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
(In Thousands of Dollars, Except per Share Data)		2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,126	$16,020	$15,574	$15,146	$62,866
Net interest income	13,766	13,838	13,542	13,346	54,492
Income before federal income taxes	3,440	3,342	3,765	4,243	14,790
Net income	2,417	2,404	2,715	2,998	10,534
Preferred stock dividends	420	420	220	215	1,275
Net income available to common shareholders	1,997	1,984	2,495	2,783	9,259
Basic earnings per common share	$0.25	$0.25	$0.32	$0.35	$1.17
Diluted earnings per common share	$0.25	$0.25	$0.31	$0.35	$1.16
		2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,989	$17,215	$16,924	$16,516	$67,644
Net interest income	13,292	13,741	13,781	13,858	54,672
Income before federal income taxes	1,564	686	2,170	3,037	7,457
Net income	1,215	628	1,630	2,150	5,623
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	795	208	1,210	1,731	3,944
Basic earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50
Diluted earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50

Note 1 - Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets (in Dollars)	$ 1,498,762,000	$ 1,485,299,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		46.00%
Allowance for Doubtful Accounts Receivable, Charge-offs (in Dollars)	1.7	2,400,000
Other Real Estate (in Dollars)	2,925,000	5,251,000	8,316,000
Serviced For Others [Member]
Mortgage Loans on Real Estate (in Dollars)	608,000,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	33 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Restructured Loans [Member]
Allowance for Loan and Lease Losses, Provision for Loss, Gross (in Dollars)	$ 2.3	$ 591,000

Note 1 - Significant Accounting Policies (Detail) - Activity Associated With Other Real Estate Owned (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 5,251	$ 8,316
Properties transferred into OREO	4,214	5,948
Valuation impairments recorded	(1,151)	(2,258)
Proceeds from sale of properties	(5,873)	(6,850)	(6,645)
Gain on sale of properties	484	95
Balance at end of year	$ 2,925	$ 5,251	$ 8,316

Note 3 - Restrictions On Cash And Due From Banks (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Due from Banks (in Dollars)	$ 38,544,000	$ 40,151,000
Reserve Balance [Member]
Cash and Due from Banks (in Dollars)	$ 17.8	$ 14.6
Percentage of Interest-bearing Domestic Deposits to Deposits	0.25%	0.25%

Note 4 - Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 44,000	$ (37,000)	$ 4,000
Available-for-sale Securities	353,678,000	342,184,000
Held-to-maturity Securities Pledged as Collateral	45,645,000	46,784,000
Security One [Member] | Available For Sale Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss)			26,000
Security Two [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Available-for-sale Securities			0
Security Two [Member]
Other than Temporary Impairment Losses, Investments			150,000
Michigan Banks [Member]
Available-for-sale Securities	$ 500,000

Note 4 - Securities (Detail) - Unrealized Gains and Losses in Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities Available for Sale:
Amortized Cost	$ 348,190,000	$ 337,779,000
Unrealized Gains	5,658,000	4,555,000
Unrealized Losses	(170,000)	(150,000)
Carrying Value	353,678,000	342,184,000
US Government Agencies Debt Securities [Member]
Securities Available for Sale:
Amortized Cost	105,629,000	132,534,000
Unrealized Gains	1,271,000	1,325,000
Unrealized Losses	(15,000)	(25,000)
Carrying Value	106,885,000	133,834,000
US States and Political Subdivisions Debt Securities [Member]
Securities Available for Sale:
Amortized Cost	116,123,000	76,574,000
Unrealized Gains	1,786,000	1,238,000
Unrealized Losses	(95,000)	(23,000)
Carrying Value	117,814,000	77,789,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities Available for Sale:
Amortized Cost	64,550,000	70,059,000
Unrealized Gains	1,729,000	1,080,000
Unrealized Losses	(2,000)	(87,000)
Carrying Value	66,277,000	71,052,000
Collateralized Mortgage Obligations [Member]
Securities Available for Sale:
Amortized Cost	60,278,000	57,006,000
Unrealized Gains	810,000	854,000
Unrealized Losses	(58,000)	(15,000)
Carrying Value	61,030,000	57,845,000
Equity Securities, Other [Member]
Securities Available for Sale:
Amortized Cost	1,610,000	1,606,000
Unrealized Gains	62,000	58,000
Unrealized Losses	0	0
Carrying Value	$ 1,672,000	$ 1,664,000

Note 4 - Securities (Detail) - Securities with Unrealized Losses not Recognized in Income (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	$ 47,271	$ 3,738
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(163)	(2)
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	1,816	44,904
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(7)	(148)
Available for Sale Securities with Unrealized Losses, Fair Value	49,087	48,642
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(170)	(150)
US Government Agencies Debt Securities [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	10,135	0
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(15)	0
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	0	17,974
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	0	(25)
Available for Sale Securities with Unrealized Losses, Fair Value	10,135	17,974
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(15)	(25)
Municipal Securities [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	17,141
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(93)
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	582
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(2)
Available for Sale Securities with Unrealized Losses, Fair Value	17,723
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(95)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	0	0
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	0	0
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	513	18,091
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(2)	(87)
Available for Sale Securities with Unrealized Losses, Fair Value	513	18,091
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(2)	(87)
Collateralized Mortgage Obligations [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value	19,995	0
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses	(55)	0
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value	721	6,590
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses	(3)	(15)
Available for Sale Securities with Unrealized Losses, Fair Value	20,716	6,590
Available for Sale Securities with Unrealized Losses, Unrealized Losses	(58)	(15)
US States and Political Subdivisions Debt Securities [Member]
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Fair Value		3,738
Available for Sale Securities with Unrealized Losses, Less than 12 Months, Unrealized Losses		(2)
Available for Sale Securities with Unrealized Losses, 12 Months or More, Fair Value		2,249
Available for Sale Securities with Unrealized Losses, 12 Months or More, Unrealized Losses		(21)
Available for Sale Securities with Unrealized Losses, Fair Value		5,987
Available for Sale Securities with Unrealized Losses, Unrealized Losses		$ (23)

Note 4 - Securities (Detail) - Gross Gains and Losses on Investment Securities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Account Securities Gains/(Losses)	$ 4,000	$ (11,000)	$ 3,000
Available for Sale Securities
Other than temporary impairment losses	0	0	(150,000)
Gross realized gains	44,000	28,000	200,000
Gross realized losses	0	(65,000)	(46,000)
Net realized gains (losses)	44,000	(37,000)	4,000
Gains/Losses [Member]
Trading Account Securities Gains/(Losses)	$ 4,000	$ (11,000)	$ 3,000

Note 4 - Securities (Detail) - Carrying Value of Securities at Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due in one year or less	$ 93,182
Due after one year through five years	109,398
Due after five years through ten years	75,022
Due after ten years	74,404
Total	352,006
Equity securities	1,672
Total securities	$ 353,678	$ 342,184

Note 5 - Loan Servicing (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Custodial Escrow Balance [Member]
Servicing Asset (in Dollars)	$ 1,433,000	$ 1,438,000
Mortgage Servicing Rights [Member]
Servicing Asset (in Dollars)	$ 5,494,000	$ 6,034,000
Fair Value Inputs, Discount Rate	7.02%	7.38%
Fair Value Inputs, Prepayment Rate	17.01%	14.79%
Delinquency Rate	1.01%	1.09%
Weighted Average Amortization Period	3 years 219 days

Note 5 - Loan Servicing (Detail) - Loans Held For Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans held for sale	$ 2,921	$ 349
Less: Allowance to adjust to lower of cost or market	21,340	21,019
Loans held for sale, net	2,921	349
Loans Held For Sale [Member]
Less: Allowance to adjust to lower of cost or market	$ 0	$ 0

Note 5 - Loan Servicing (Detail) - Mortgage Loans Serviced For Others (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Freddie Mac [Member]
Mortgage loan portfolios serviced for:
Mortgage Loan Portfolios Serviced For	$ 605,000	$ 601,710
Fannie Mae [Member]
Mortgage loan portfolios serviced for:
Mortgage Loan Portfolios Serviced For	1,140	1,446
Federal Home Loan Bank [Member]
Mortgage loan portfolios serviced for:
Mortgage Loan Portfolios Serviced For	$ 2,094	$ 2,757

Note 5 - Loan Servicing (Detail) - Activity For Capitalized Mortgage Servicing Rights (Mortgage Servicing Rights [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Rights [Member]
Servicing rights:
Beginning of year	$ 4,596,000	$ 4,603,000	$ 3,705,000
Additions	2,512,000	1,505,000	2,428,000
Amortized to expense	(2,115,000)	(1,512,000)	(1,530,000)
End of year	$ 4,993,000	$ 4,596,000	$ 4,603,000

Note 5 - Loan Servicing (Detail) - Estimated Amortization Expense (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 370
2014	278
2015	185
2016	99
2017	33
Loan Servicing Assets [Member]
2013	1,152
2014	949
2015	797
2016	660
2017	530
Thereafter	$ 905

Note 6 - Loans (Detail) - Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable	$ 963,762	$ 983,909
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable	133,844	122,812
Pass [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	373,527	373,320
Watch Loan [Member] | Commercial and Industrial [Member]
Financing Receivable	5,375	19,542
Watch Loan [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	50,741	56,571
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable	5,433	7,878
Special Mention [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	18,119	21,155
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable	1,879	2,928
Substandard [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	9,664	5,686
Impaired Restructured and Accruing Loans [Member] | Commercial and Industrial [Member]
Financing Receivable	3,230	3,562
Impaired Restructured and Accruing Loans [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	12,113	10,652
Impaired Restructured and Accruing Loans [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	4,953	4,425
Impaired Restructured and Accruing Loans [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	235	278
Impaired Restructured and Accruing Loans [Member] | Consumer Loans [Member]
Financing Receivable	191	210
Impaired Nonaccrual Loans [Member] | Commercial and Industrial [Member]
Financing Receivable	447	1,771
Impaired Nonaccrual Loans [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	8,429	15,336
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable	25	0
Performing Financing Receivable [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	202,342	199,117
Performing Financing Receivable [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	58,089	66,169
Performing Financing Receivable [Member] | Consumer Loans [Member]
Financing Receivable	67,178	64,075
Loans more than 60 days past due [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	1,046	2,203
Loans more than 60 days past due [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	96	328
Loans more than 60 days past due [Member] | Consumer Loans [Member]
Financing Receivable	39	239
Nonaccrual loans [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	6,038	5,374
Nonaccrual loans [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	328	278
Nonaccrual loans [Member] | Consumer Loans [Member]
Financing Receivable	401	0
Commercial and Industrial [Member]
Financing Receivable	150,208	158,493
Commercial Real Estate Loans [Member]
Financing Receivable	472,618	482,720
First Lien Residential Mortgage Loans [Member]
Financing Receivable	214,379	211,119
Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	58,748	67,053
Consumer Loans [Member]
Financing Receivable	$ 67,809	$ 64,524

Note 6 - Loans (Detail) - Allowance for Credit Losses and Recorded Investment in Financing Receivables (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 21,019	$ 21,431	$ 19,114
Provision for loan losses	7,690	13,337	13,344
Loans charged off	(8,432)	(14,922)	(11,963)
Recoveries	1,063	1,173	936
Ending balance	21,340	21,019	21,431
Ending balance: individually evaluated for impairment	3,486	31,319	5,500
Ending balance: collectively evaluated for impairment	17,854	952,590	15,931
Ending balance	963,762	983,909	1,031,620
Ending balance: individually evaluated for impairment	24,244	3,875	26,362
Ending balance: collectively evaluated for impairment	939,518	17,144	1,005,258
Commercial and Industrial [Member]
Beginning balance	2,485	3,024	3,640
Provision for loan losses	(104)	1,836	812
Loans charged off	(560)	(2,546)	(1,707)
Recoveries	75	171	279
Ending balance	1,896	2,485	3,024
Ending balance: individually evaluated for impairment	515	5,331	812
Ending balance: collectively evaluated for impairment	1,381	153,162	2,212
Ending balance	150,208	158,493	164,332
Ending balance: individually evaluated for impairment	3,677	253	1,972
Ending balance: collectively evaluated for impairment	146,531	2,232	162,360
Commercial Real Estate Portfolio Segment [Member]
Beginning balance	11,534	12,375	10,473
Provision for loan losses	4,033	6,611	8,222
Loans charged off	(4,440)	(7,973)	(6,366)
Recoveries	438	521	46
Ending balance	11,565	11,534	12,375
Ending balance: individually evaluated for impairment	2,971	25,988	4,688
Ending balance: collectively evaluated for impairment	8,594	456,732	7,687
Ending balance	472,618	482,720	509,285
Ending balance: individually evaluated for impairment	20,567	3,622	24,390
Ending balance: collectively evaluated for impairment	452,051	7,912	484,895
First Lien Residential Mortgage Loans [Member]
Beginning balance	5,393	3,960	2,502
Provision for loan losses	2,225	4,468	3,844
Loans charged off	(2,220)	(3,215)	(2,602)
Recoveries	258	180	216
Ending balance	5,656	5,393	3,960
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	5,656	211,397	3,960
Ending balance	214,379	211,397	203,765
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	214,379	5,393	203,765
Junior Lein Residential Mortgage Loans [Member]
Beginning balance	505	774	967
Provision for loan losses	535	6	(7)
Loans charged off	(485)	(275)	(186)
Recoveries	0	0	0
Ending balance	555	505	774
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	555	66,775	774
Ending balance	58,748	66,775	76,293
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	58,748	505	76,293
Consumer Portfolio Segment [Member]
Beginning balance	931	1,162	1,525
Provision for loan losses	309	381	344
Loans charged off	(727)	(913)	(1,102)
Recoveries	292	301	395
Ending balance	805	931	1,162
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	805	64,524	1,162
Ending balance	67,809	64,524	77,945
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	67,809	931	77,945
Unallocated Financing Receivables [Member]
Beginning balance	171	136	7
Provision for loan losses	692	35	129
Loans charged off	0	0	0
Recoveries	0	0	0
Ending balance	863	171	136
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	863	0	136
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 171	$ 0

Note 6 - Loans (Detail) - Age Analysis of Past Due Loans Excluding Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 2,490	$ 7,734
60-89 Days Past Due	3,125	2,945
90 Days or More Past Due	37	419
Total Past Due	5,652	11,098
Nonaccrual Loans	15,668	22,969
Current	942,442	949,842
Total Financing Receivables	963,762	983,909
Recorded Investment > 90 days and accruing	37	419
Commercial and Industrial [Member]
30-59 Days Past Due	206	1,039
60-89 Days Past Due	140	94
90 Days or More Past Due	0	0
Total Past Due	346	1,133
Nonaccrual Loans	447	1,771
Current	149,415	155,589
Total Financing Receivables	150,208	158,493
Recorded Investment > 90 days and accruing	0	0
Commercial Real Estate Loans [Member]
30-59 Days Past Due	604	4,313
60-89 Days Past Due	1,881	500
90 Days or More Past Due	0	0
Total Past Due	2,485	4,813
Nonaccrual Loans	8,454	15,336
Current	461,679	462,571
Total Financing Receivables	472,618	482,720
Recorded Investment > 90 days and accruing	0	0
First Lien Residential Mortgage Loans [Member]
30-59 Days Past Due	772	973
60-89 Days Past Due	969	1,875
90 Days or More Past Due	37	328
Total Past Due	1,778	3,176
Nonaccrual Loans	6,038	5,374
Current	206,563	202,569
Total Financing Receivables	214,379	211,119
Recorded Investment > 90 days and accruing	37	328
Junior Lein Residential Mortgage Loans [Member]
30-59 Days Past Due	473	561
60-89 Days Past Due	96	255
90 Days or More Past Due	0	73
Total Past Due	569	889
Nonaccrual Loans	328	278
Current	57,851	65,886
Total Financing Receivables	58,748	67,053
Recorded Investment > 90 days and accruing	0	73
Consumer Loans [Member]
30-59 Days Past Due	435	848
60-89 Days Past Due	39	221
90 Days or More Past Due	0	18
Total Past Due	474	1,087
Nonaccrual Loans	401	210
Current	66,934	63,227
Total Financing Receivables	67,809	64,524
Recorded Investment > 90 days and accruing	$ 0	$ 18

Note 6 - Loans (Detail) - Impaired Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Period End Loans With No Related Allowance Related Allowance	$ 3,486	$ 3,875
Period End Loans With Related Allowance Related Allowance	3,486	3,875
Total
Recorded Investment	32,903	38,008
Unpaid Principal Balance	36,388	50,756
Related Allowance	3,486	3,875
Period End Loans No Allocated Allowance For Loan Losses [Member] | Commercial and Industrial [Member]
Period End Loans With No Related Allowance Recorded Investment	891	4,358
Period End Loans With No Related Allowance Unpaid Principal Balance	891	5,846
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | Commercial Real Estate Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	9,215	11,940
Period End Loans With No Related Allowance Unpaid Principal Balance	9,212	16,987
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | First Lien Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	10,993	10,079
Period End Loans With No Related Allowance Unpaid Principal Balance	10,993	11,120
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | Junior Lein Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	562	278
Period End Loans With No Related Allowance Unpaid Principal Balance	562	331
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | Consumer Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	592	210
Period End Loans With No Related Allowance Unpaid Principal Balance	592	249
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member]
Period End Loans With No Related Allowance Recorded Investment	22,253	26,865
Period End Loans With No Related Allowance Unpaid Principal Balance	22,250	34,533
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member] | Commercial and Industrial [Member]
Period End Loans With No Related Allowance Related Allowance	515	253
Period End Loans With Related Allowance Recorded Investment	2,273	720
Period End Loans With Related Allowance Unpaid Principal Balance	2,792	998
Period End Loans With Related Allowance Related Allowance	515	253
Total
Related Allowance	515	253
Period End Loans Allocated Allowance Loan Losses [Member] | Commercial Real Estate Loans [Member]
Period End Loans With No Related Allowance Related Allowance	2,971	3,622
Period End Loans With Related Allowance Recorded Investment	8,377	10,423
Period End Loans With Related Allowance Unpaid Principal Balance	11,346	15,225
Period End Loans With Related Allowance Related Allowance	2,971	3,622
Total
Related Allowance	2,971	3,622
Period End Loans Allocated Allowance Loan Losses [Member] | First Lien Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Recorded Investment	0	0
Period End Loans With Related Allowance Unpaid Principal Balance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member] | Junior Lein Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Recorded Investment	0	0
Period End Loans With Related Allowance Unpaid Principal Balance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member] | Consumer Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Recorded Investment	0	0
Period End Loans With Related Allowance Unpaid Principal Balance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member]
Period End Loans With No Related Allowance Related Allowance	3,486	3,875
Period End Loans With Related Allowance Recorded Investment	10,650	11,143
Period End Loans With Related Allowance Unpaid Principal Balance	14,138	16,223
Period End Loans With Related Allowance Related Allowance	3,486	3,875
Total
Related Allowance	3,486	3,875
Commercial and Industrial [Member]
Period End Loans With No Related Allowance Related Allowance	515	253
Period End Loans With Related Allowance Related Allowance	515	253
Total
Recorded Investment	3,164	5,078
Unpaid Principal Balance	3,683	6,844
Related Allowance	515	253
Commercial Real Estate Loans [Member]
Period End Loans With No Related Allowance Related Allowance	2,971	3,622
Period End Loans With Related Allowance Related Allowance	2,971	3,622
Total
Recorded Investment	17,592	22,363
Unpaid Principal Balance	20,558	32,212
Related Allowance	2,971	3,622
First Lien Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Recorded Investment	10,993	10,079
Unpaid Principal Balance	10,993	11,120
Related Allowance	0	0
Junior Lein Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Recorded Investment	562	278
Unpaid Principal Balance	562	331
Related Allowance	0	0
Consumer Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Recorded Investment	592	210
Unpaid Principal Balance	592	249
Related Allowance	$ 0	$ 0

Note 6 - Loans (Detail) - Average Recorded Investment and Income Recognized on Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	$ 24,025	$ 24,391	$ 21,769
Period End Loans With No Allocated Allowance Interest Income Recognized	1,452	789	417
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	11,441	9,725	9,162
Period End Loans With Allocated Allowance Interest Income Recognized	76	28	125
Total
Average Recorded Investment	35,466	34,116	30,931
Interest Income Recognized	1,528	817	542
Commercial and Industrial [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	2,862	2,073	1,121
Period End Loans With No Allocated Allowance Interest Income Recognized	160	116	0
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	880	722	438
Period End Loans With Allocated Allowance Interest Income Recognized	24	0	0
Total
Average Recorded Investment	3,742	2,795	1,559
Interest Income Recognized	184	116	0
Commercial Real Estate Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	10,213	12,444	12,432
Period End Loans With No Allocated Allowance Interest Income Recognized	846	452	158
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	10,561	9,003	8,724
Period End Loans With Allocated Allowance Interest Income Recognized	52	28	125
Total
Average Recorded Investment	20,774	21,447	21,156
Interest Income Recognized	898	480	283
First Lien Residential Mortgage Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	9,998	9,223	7,721
Period End Loans With No Allocated Allowance Interest Income Recognized	416	219	253
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	0	0	0
Period End Loans With Allocated Allowance Interest Income Recognized	0	0	0
Total
Average Recorded Investment	9,998	9,223	7,721
Interest Income Recognized	416	219	253
Junior Lein Residential Mortgage Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	502	459	295
Period End Loans With No Allocated Allowance Interest Income Recognized	13	2	1
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	0	0	0
Period End Loans With Allocated Allowance Interest Income Recognized	0	0	0
Total
Average Recorded Investment	502	459	295
Interest Income Recognized	13	2	1
Consumer Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	450	192	200
Period End Loans With No Allocated Allowance Interest Income Recognized	17	0	5
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	0	0	0
Period End Loans With Allocated Allowance Interest Income Recognized	0	0	0
Total
Average Recorded Investment	450	191	200
Interest Income Recognized	$ 17	$ 0	$ 5

Note 6 - Loans (Detail) - Loan Modifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Troubled Debt Restructurings Number of contracts	54	85	36
Troubled Debt Restructurings Pre-modification outstanding recorded investment	$ 7,857	$ 9,142	$ 9,708
Troubled Debt Restructurings Post-modification outstanding recorded investment	7,605	8,686	8,426
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	12	23	12
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	1,743	2,529	1,517
Commercial and Industrial [Member]
Troubled Debt Restructurings Number of contracts	11	11	1
Troubled Debt Restructurings Pre-modification outstanding recorded investment	1,199	3,615	36
Troubled Debt Restructurings Post-modification outstanding recorded investment	1,188	3,526	36
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	5	2	0
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	1,143	468	0
Commercial Real Estate Loans [Member]
Troubled Debt Restructurings Number of contracts	17	13	7
Troubled Debt Restructurings Pre-modification outstanding recorded investment	4,456	4,017	6,604
Troubled Debt Restructurings Post-modification outstanding recorded investment	4,221	3,786	5,757
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	4	10	3
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	401	1,233	860
First Lien Residential Mortgage Loans [Member]
Troubled Debt Restructurings Number of contracts	19	13	27
Troubled Debt Restructurings Pre-modification outstanding recorded investment	1,948	1,427	3,025
Troubled Debt Restructurings Post-modification outstanding recorded investment	1,943	1,291	2,633
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	2	11	8
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	190	828	614
Junior Lein Residential Mortgage Loans [Member]
Troubled Debt Restructurings Number of contracts	4	1	1
Troubled Debt Restructurings Pre-modification outstanding recorded investment	126	83	43
Troubled Debt Restructurings Post-modification outstanding recorded investment	126	83	0
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	1	0	1
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	9	0	43
Consumer Loans [Member]
Troubled Debt Restructurings Number of contracts	3	0	0
Troubled Debt Restructurings Pre-modification outstanding recorded investment	128	0	0
Troubled Debt Restructurings Post-modification outstanding recorded investment	127	0	0
Troubled Debt Restructurings that Subsequently Defaulted Number of contracts	0	0	0
Troubled Debt Restructurings that Subsequently Defaulted Recorded investment	$ 0	$ 0	$ 0

Note 7 - Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,915,000	$ 2,062,000	$ 2,278,000
Building [Member]
Operating Leases, Rent Expense	359,000	377,000	403,000
Equipment [Member]
Operating Leases, Rent Expense	$ 249,000	$ 250,000	$ 252,000

Note 7 - Premises and Equipment (Detail) - Year End Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land	$ 6,186	$ 6,186
Buildings	32,891	33,082
Furniture, fixtures and equipment	17,431	17,951
Total	56,508	57,219
Less:
Accumulated depreciation	(32,152)	(32,132)
Total	$ 24,356	$ 25,087

Note 7 - Premises and Equipment (Detail) - Rental Commitments for the Next Five Years Under Non-Cancelable Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 332
2014	118
2015	99
2016	99
2017	102
Total	750
Building [Member]
2013	325
2014	115
2015	97
2016	99
2017	102
Total	738
Equipment [Member]
2013	7
2014	3
2015	2
2016	0
2017	0
Total	$ 12

Note 8 - Goodwill and Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Fair Value Disclosure	$ 140,000,000
Members' Equity	127,600,000
Amortization of Intangible Assets	$ 483,000	$ 698,000	$ 796,000

Note 8 - Goodwill and Intangible Assets (Detail) - Carrying Amount of Goodwill During the Year (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at January 1	$ 35,513	$ 35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$ 35,513	$ 35,513

Note 8 - Goodwill and Intangible Assets (Detail) - Acquired Intangible Assets (Core Deposits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Core Deposits [Member]
Core deposit intangibles resulting from bank and branch acquisitions:
Gross Amount	$ 7,930	$ 7,930	$ 7,930
Accumulated Amortization	(6,965)	(6,482)	(5,785)
Net Carrying Value	$ 965	$ 1,448	$ 2,145

Note 8 - Goodwill and Intangible Assets (Detail) - Estimated Amortization Expense for the Next Five Years (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 370
2014	278
2015	185
2016	99
2017	$ 33

Note 9 - Federal Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,143,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	70,000			485,000	588,000
Increase Tax Expense [Member]
Other Tax Expense (Benefit)		485,000

Note 9 - Federal Income Taxes (Detail) - Federal Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense	$ 4,283	$ 3,133	$ 1,013
Deferred expense (benefit)	(27)	(1,299)	14
Change in deferred tax valuation allowance	0	0	485
Total	$ 4,256	$ 1,834	$ 1,512

Note 9 - Federal Income Taxes (Detail) - Reconciliation of the Difference between Federal Income Tax Expense and the Federal Statutory Tax Rate Amount (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax at statutory rate	$ 5,177	$ 2,610	$ 1,846
Effect of tax-exempt interest	(479)	(443)	(489)
Deferred tax valuation allowance	0	0	485
Other	(442)	(333)	(330)
Federal income taxes	4,256	1,834	1,512
Effective tax rate	29.00%	25.00%	29.00%
Federal Reconcilliation [Member]
Federal income taxes	$ 4,256	$ 1,834	$ 1,512

Note 9 - Federal Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 7,256	$ 7,147
Deferred compensation	655	718
Losses on capital investments	1,159	1,727
Other	1,254	1,304
Total deferred tax assets	10,324	10,896
Deferred tax liabilities:
Fixed assets	(1,821)	(1,851)
Mortgage servicing rights	(1,697)	(1,563)
Purchase accounting adjustments	(234)	(373)
Unrealized gain on securities available for sale	(1,859)	(1,492)
Other	(428)	(992)
Total deferred tax liabilities	(6,039)	(6,271)
Net deferred tax assets	4,285	4,625
Deferred tax valuation allowance	(1,143)	(1,143)
Net deferred tax assets	$ 3,142	$ 3,482

Note 10 - Deposits (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 167	$ 196
Interest-bearing Domestic Deposit, Brokered	$ 17.6	$ 16.1

Note 10 - Deposits (Detail) - Scheduled Maturities of Time Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 239,810
2014	69,766
2015	31,135
2016	22,614
2017	13,041
2018 and thereafter	5
Total	$ 376,371

Note 11 - Borrowings (Detail) - Information Relating to Securities Sold Under Agreements to Repurchase (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 42,785	$ 46,784
Average Interest Rate [Member]
Average Interest Rate	0.19%	0.19%
Daily Average Outstanding Balance [Member]
Balance	47,605	43,847
Daily Average Interest Rate [Member]
Average Interest Rate	0.18%	0.19%
Maximum Outstanding Month End [Member]
Balance	$ 55,047	$ 47,603

Note 12 - Federal Home Loan Bank Advances (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.41%	1.28%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	7.30%	7.30%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.39%	3.41%
Advances from Federal Home Loan Banks (in Dollars)	$ 22,493,000	$ 19,457,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged (in Dollars)	177,700,000	183,700,000
Converted Fixed to Variable [Member]
Advances from Federal Home Loan Banks (in Dollars)	3,500,000
Federal Home Loan Bank Stock [Member]
Debt Instrument, Unused Borrowing Capacity, Amount (in Dollars)	$ 84,400,000

Note 12 - Federal Home Loan Bank Advances (Detail) - Long Term Borrowings Have Been Secured from the Federal Home Loan Bank (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate [Member]
Borrowings with a fixed rates at year end	$ 22,493	$ 19,457
Borrowings with a variable rate of interest at year end	22,493	19,457
Variable Rate [Member]
Borrowings with a fixed rates at year end	0	0
Borrowings with a variable rate of interest at year end	$ 0	$ 0

Note 12 - Federal Home Loan Bank Advances (Detail) - Maturities of FHLB Advances (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 2,500
2014	4,000
2015	6,777
2016	3,094
2017	3,087
2018 and thereafter	3,035
Total	$ 22,493	$ 19,457

Note 13 - Subordinated Debentures (Detail) (USD $)	1 Months Ended	10 Months Ended							7 Months Ended
	Jan. 20, 2006	Oct. 18, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Preferred Trust Securities [Member]	Dec. 31, 2011 Preferred Trust Securities [Member]	Jan. 20, 2006 Preferred Trust Securities [Member]	Oct. 18, 2004 Preferred Trust Securities [Member]	Jul. 30, 2007 Both Trusts [Member]	Jul. 30, 2007 Trust One [Member]	Jul. 30, 2007 Trust Two [Member]
Proceeds from Issuance of Trust Preferred Securities (in Dollars)	$ 10,310,000	$ 10,310,000							$ 15,464,000	$ 7,732,000	$ 7,732,000
Debt Instrument, Interest Rate, Stated Percentage							6.05%	1.99%		6.71%	6.57%
Debt Instrument, Basis Spread on Variable Rate						1.27%				1.35%	1.35%
Subordinated Debt (in Dollars)			$ 36,084,000	$ 36,084,000	$ 1,084,000

Note 14 - Shareholders' Equity (Detail) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended			10 Months Ended	61 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2009 Capital Purchase Program [Member]	Jul. 31, 2012 Repurchase [Member]	Dec. 31, 2012 Repurchase of Equity [Member]	Dec. 31, 2014 Preferred Class A [Member]	Feb. 15, 2014 Preferred Class A [Member]	Jan. 30, 2009 Preferred Class A [Member]	Jun. 28, 2012 Dutch Auction [Member]	Dec. 31, 2012 Dutch Auction [Member]
Preferred Stock, Shares Issued		17,000	33,000						33,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)									$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		578,947		578,947
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		8.55		8.55
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)				$ 33,000,000
Temporary Equity, Aggregate Amount of Redemption Requirement (in Dollars)									32,700,000
Warrants and Rights Outstanding (in Dollars)	578,947			300,000	1,946,670
Fair Value Assumptions, Expected Term				5 years
Stock Repurchased and Retired During Period, Shares (in Shares)	16,000,000,000									16,000
Shares, Outstanding										33,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)		$ 0.225								$ 941.01
Stock Repurchased During Period, Value (in Dollars)		$ (1,947,000)								$ 15,100,000
Preferred Stock, Shares Outstanding (in Shares)	33,000	17,000	33,000			17,000					17,000
Preferred Stock, Dividend Rate, Percentage							9.00%	5.00%

Note 15 - Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Contributions by Employer	$ 539,000	$ 522,000	$ 537,000
West Michigan [Member]
Deferred Compensation Plan Assets	1,900,000	2,100,000
Deferred Compensation Arrangement with Individual, Compensation Expense	131,000	110,000	94,000
Payments [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 231,000	$ 171,000	$ 187,000

Note 16 - Stock Based Compensation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 1997	Dec. 31, 1993
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 96,000	$ 118,000	$ 115,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	33,000	40,000	39,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0		315,000	593,798	395,986
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		61,642
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)			$ 2.33
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	32,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	27,000	57,000	23,000
Restricted Stock or Unit Expense	56,000	37,000	20,000
Restricted Stock [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 210,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 36 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)		10

Note 16 - Stock Based Compensation (Detail) - The Fair Value of Each Option Award	12 Months Ended
Dec. 31, 2010
Risk-free interest rate	2.11%
Expected option life (years)	7 years
Expected stock price volatility	44.70%
Dividend yield	0.70%

Note 16 - Stock Based Compensation (Detail) - Activity Under the Plans (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 1997	Dec. 31, 1993
Beginning of period	396,898	454,745
Beginning of period (in Dollars per share)	$ 16.58	$ 16.55
Granted	0	0	315,000	593,798	395,986
Exercised	0	0
Forfeited	(6,279)	(25,273)
Forfeited (in Dollars per share)	$ 19	$ 19.45
Expired	(34,589)	(32,574)
Expired (in Dollars per share)	$ 19.2	$ 13.51
End of period	356,030	396,898
End of period (in Dollars per share)	$ 16.29	$ 16.58
End of period	4 years 6 months	5 years 36 days
End of period (in Dollars)	$ 479	$ 0
Options exercisable, end of period	303,270	305,468
Options exercisable, end of period (in Dollars per share)	$ 17.95	$ 19.18
Options exercisable, end of period	4 years	4 years 109 days
Options exercisable, end of period (in Dollars)	$ 269	$ 0

Note 16 - Stock Based Compensation (Detail) - Options Outstanding (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding Shares (in Shares)	356,030
Options Outstanding Weighted Average Exercise Price	$ 16.29	$ 16.58	$ 16.55
Options Outstanding Weighted Average Contractual Life (years)	4 years 6 months	5 years 36 days
Exercisable Shares (in Shares)	303,270,000
Exercisable Weighted Average Exercise Price	$ 17.95
Range One [Member]
Range of exercise prices	$ 5.19
Range of exercise prices	$ 8
Options Outstanding Shares (in Shares)	97,700
Options Outstanding Weighted Average Exercise Price	$ 6.61
Options Outstanding Weighted Average Contractual Life (years)	6 years 292 days
Exercisable Shares (in Shares)	60,320,000
Exercisable Weighted Average Exercise Price	$ 7.03
Range Two [Member]
Range of exercise prices	$ 8.01
Range of exercise prices	$ 16
Options Outstanding Shares (in Shares)	90,950
Options Outstanding Weighted Average Exercise Price	$ 12.87
Options Outstanding Weighted Average Contractual Life (years)	5 years 292 days
Exercisable Shares (in Shares)	75,570,000
Exercisable Weighted Average Exercise Price	$ 13.74
Range Three [Member]
Range of exercise prices	$ 16.01
Range of exercise prices	$ 23
Options Outstanding Shares (in Shares)	89,215
Options Outstanding Weighted Average Exercise Price	$ 22.42
Options Outstanding Weighted Average Contractual Life (years)	3 years 146 days
Exercisable Shares (in Shares)	89,215,000
Exercisable Weighted Average Exercise Price	$ 22.42
Range Four [Member]
Range of exercise prices	$ 23.01
Range of exercise prices	$ 26.18
Options Outstanding Shares (in Shares)	78,165
Options Outstanding Weighted Average Exercise Price	$ 25.36
Options Outstanding Weighted Average Contractual Life (years)	1 year 146 days
Exercisable Shares (in Shares)	78,165,000
Exercisable Weighted Average Exercise Price	$ 25.36

Note 16 - Stock Based Compensation (Detail) - Summary of Changes in the Company’s Non-Vested Shares (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-vested at January 1, 2012	22,627	13,373
Non-vested at January 1, 2012 (in Dollars per share)	$ 5.99	$ 9.13
Non-vested at December 31, 2012	34,054	22,627
Non-vested at December 31, 2012 (in Dollars per share)	$ 7.68	$ 5.99
Granted	14,980	14,120
Granted (in Dollars per share)	$ 10.3	$ 5
Vested	3,553	4,866
Vested (in Dollars per share)	$ 7.61	$ 11.77

Note 17 - Related Party Transactions (Detail) (Officers Directors And Affiliates [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Officers Directors And Affiliates [Member]
Related Party Deposit Liabilities	$ 27.1	$ 28.5

Note 17 - Related Party Transactions (Detail) - Loans to Principal Officers, Directors, and Their Affiliates (Officers Directors And Affiliates [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Officers Directors And Affiliates [Member]
Beginning balance	$ 40,477	$ 48,510
New loans	39,074	46,283
Repayments	(43,885)	(47,972)
Deletion of Directors	(896)	(6,344)
Ending balance	$ 34,770	$ 40,477

Note 18 - Financial Instruments With Off-Balance Sheet Risk (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Fixed Rate Loan Commitment Interest Rate	3.38%
Fixed Rate Loan Commitment Maturities	1 year
Maximum [Member]
Fixed Rate Loan Commitment Interest Rate	7.00%
Fixed Rate Loan Commitment Maturities	10 years

Note 18 - Financial Instruments With Off-Balance Sheet Risk (Detail) - Financial Instruments With Off-Balance Sheet Risk (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate [Member] | Commitment to Make Loans [Member]
Off-Balance Sheet Risk	$ 82,395	$ 44,091
Fixed Rate [Member] | Unused Line of Credit [Member]
Off-Balance Sheet Risk	25,923	22,205
Fixed Rate [Member] | Standby Letters of Credit [Member]
Off-Balance Sheet Risk	5,201	4,776
Variable Rate [Member] | Commitment to Make Loans [Member]
Off-Balance Sheet Risk	10,137	11,254
Variable Rate [Member] | Unused Line of Credit [Member]
Off-Balance Sheet Risk	126,490	118,443
Variable Rate [Member] | Standby Letters of Credit [Member]
Off-Balance Sheet Risk	$ 15,225	$ 15,110

Note 20 - Dividend Limitation of Subsidiaries (Detail) (USD $)	Dec. 31, 2012
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	$ 23,118,000

Note 21 - Stock Repurchase Program (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Repurchase Program, Authorized Amount		$ 0	$ 0
Stock Repurchased and Retired During Period, Shares (in Shares)	16,000,000,000
Preferred Stock, Shares Outstanding (in Shares)	33,000	17,000	33,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 941.01
Preferred Stock, Liquidation Preference, Value	1,000
Warrants and Rights Outstanding	578,947
Payments for Repurchase of Warrants	$ 1,946,670	$ 1,947,000	$ 0	$ 0

Note 22 - Capital Adequacy (Detail) - Actual and Required Capital Amounts at Year End and Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	$ 155,135	$ 163,919
Actual Ratio	15.99%	16.55%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	77,618	79,233
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	97,023	99,041
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	142,884	151,473
Actual Ratio	14.73%	15.29%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	38,809	39,616
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	58,214	59,425
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	142,884	151,473
Actual Ratio	9.71%	10.30%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	58,854	58,840
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	73,568	73,551
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Alma [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	33,195	32,595
Actual Ratio	15.81%	15.02%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	16,797	17,358
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	20,997	21,698
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	30,541	29,855
Actual Ratio	14.55%	13.76%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	8,399	8,679
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	12,598	13,019
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	30,541	29,855
Actual Ratio	8.15%	8.22%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	14,998	14,536
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	18,748	18,170
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Mt Pleasant [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	37,816	37,793
Actual Ratio	12.74%	13.05%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	23,748	23,165
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	29,685	28,957
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	34,097	34,168
Actual Ratio	11.49%	11.80%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	11,874	11,583
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	17,811	17,374
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	34,097	34,168
Actual Ratio	8.12%	8.31%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	16,765	16,443
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	20,994	20,554
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
West Branch [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	23,021	22,843
Actual Ratio	14.01%	13.39%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	13,144	13,649
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	16,430	17,062
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	20,945	20,693
Actual Ratio	12.75%	12.13%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	6,572	6,825
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	9,858	10,237
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	20,945	20,693
Actual Ratio	8.55%	8.39%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	9,803	9,871
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	12,253	12,338
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Community Bank [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	28,641	26,838
Actual Ratio	15.78%	14.03%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	14,521	15,299
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	18,151	19,123
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
West Michigan [Member]
Total Capital to Risk Weighted Assets
Actual Amount (in Dollars)	15,226	20,035
Actual Ratio	12.83%	16.95%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	9,493	9,454
Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	11,866	11,818
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	13,729	18,533
Actual Ratio	11.57%	15.68%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	4,746	4,727
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	7,119	7,091
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	13,729	18,533
Actual Ratio	7.29%	9.72%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	7,538	7,625
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	9,422	9,531
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Keystone Community Bank [Member]
Tier 1 (Core) Capital to Risk Weighted Assets
Actual Amount (in Dollars)	26,333	24,416
Actual Ratio	14.51%	12.77%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	7,260	7,649
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	10,891	11,474
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 (Core) Capital to Average Assets
Actual Amount (in Dollars)	26,333	24,416
Actual Ratio	11.61%	10.09%
Minimum Required For Capital Adequacy Purposes Amount (in Dollars)	9,072	9,680
Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount (in Dollars)	$ 11,340	$ 12,100
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%

Note 23 - Fair Value (Detail) - Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Cash and cash equivalents	$ 99,601,000	$ 75,816,000	$ 73,538,000	$ 107,365,000
Cash and cash equivalents	99,601,000	75,816,000
FDIC insured bank certificates of deposit	2,927,000	4,432,000
Trading account securities	6,000	2,000
Trading account securities	6,000	2,000
Securities available for sale	353,678,000	342,184,000
Securities available for sale	353,678,000	342,184,000
Federal Home Loan Bank stock	7,266,000	7,266,000
Loans held for sale	2,921,000	349,000
Loans held for sale	2,921,000	349,000
Loans, net of allowance	942,422,000	962,890,000
Loans, net of allowance	930,354,000	944,756,000
Financial Liabilities:
Deposits	(1,241,401,000)	(1,220,542,000)
Deposits	(1,243,712,000)	(1,215,484,000)
Securities sold under agreements to repurchase and overnight borrowings	(42,785,000)	(46,784,000)
Securities sold under agreements to repurchase and overnight borrowings	(42,785,000)	(46,784,000)
Federal Home Loan Bank advances	(22,493,000)	(19,457,000)
Federal Home Loan Bank advances	(24,122,000)	(21,359,000)
Subordinated debentures	(36,084,000)	(36,084,000)
Subordinated debentures	(36,093,000)	(36,488,000)
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	99,601,000
FDIC insured bank certificates of deposit	2,927,000
Trading account securities	6,000
Securities available for sale	91,000	92,000
Federal Home Loan Bank stock	0
Loans held for sale	0
Loans, net of allowance	0
Financial Liabilities:
Deposits	0
Securities sold under agreements to repurchase and overnight borrowings	0
Federal Home Loan Bank advances	0
Subordinated debentures	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents	0
FDIC insured bank certificates of deposit	0
Trading account securities	0
Securities available for sale	331,717,000	325,179,000
Federal Home Loan Bank stock	0
Loans held for sale	2,921,000
Loans, net of allowance	0
Financial Liabilities:
Deposits	0
Securities sold under agreements to repurchase and overnight borrowings	(42,785,000)
Federal Home Loan Bank advances	0
Subordinated debentures	0
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents	0
FDIC insured bank certificates of deposit	0
Trading account securities	0
Securities available for sale	21,870,000	16,914,000
Federal Home Loan Bank stock	7,266,000
Loans held for sale	0
Loans, net of allowance	930,354,000
Financial Liabilities:
Deposits	(1,243,712,000)
Securities sold under agreements to repurchase and overnight borrowings	0
Federal Home Loan Bank advances	(24,122,000)
Subordinated debentures	$ (36,093,000)

Note 23 - Fair Value (Detail) - Financial Instruments, Prior Year (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Cash and cash equivalents	$ 99,601	$ 75,816	$ 73,538	$ 107,365
Cash and cash equivalents	99,601	75,816
FDIC insured bank certificates of deposit	2,927	4,432
Trading account securities	6	2
Trading account securities	6	2
Securities available for sale	353,678	342,184
Securities available for sale	353,678	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	2,921	349
Loans held for sale	2,921	349
Loans, net	942,422	962,890
Loans, net	930,354	944,756
Accrued interest receivable		4,531
Financial Liabilities:
Deposits	(1,241,401)	(1,220,542)
Deposits	(1,243,712)	(1,215,484)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(46,784)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(46,784)
Federal Home Loan Bank advances	(22,493)	(19,457)
Federal Home Loan Bank advances	(24,122)	(21,359)
Accrued interest payable		(762)
Subordinated debentures	(36,084)	(36,084)
Subordinated debentures	$ (36,093)	$ (36,488)

Note 23 - Fair Value (Detail) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Available For Sale	$ 353,678	$ 342,184
Trading equity securities	6	2
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	106,885	133,834
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	0	0
US Government Agencies Debt Securities [Member]
Securities Available For Sale	106,885	133,834
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	66,277	71,052
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	0	0
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities Available For Sale	66,277	71,052
US Government Agency CMO [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
US Government Agency CMO [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	61,030	57,845
US Government Agency CMO [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	0	0
US Government Agency CMO [Member]
Securities Available For Sale	61,030	57,845
Municipal Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	0	0
Municipal Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	97,525	62,447
Municipal Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	20,289	15,342
Municipal Securities [Member]
Securities Available For Sale	117,814	77,789
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	91	92
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	0	0
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	1,581	1,572
Equity Securities, Other [Member]
Securities Available For Sale	1,672	1,664
Fair Value, Inputs, Level 1 [Member]
Securities Available For Sale	91	92
Trading equity securities	6	2
Fair Value, Inputs, Level 2 [Member]
Securities Available For Sale	331,717	325,179
Trading equity securities	0	0
Fair Value, Inputs, Level 3 [Member]
Securities Available For Sale	21,870	16,914
Trading equity securities	$ 0	$ 0

Note 23 - Fair Value (Detail) - Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total unrealized gains/(losses) included in other comprehensive income	$ 1,078	$ 4,167	$ (685)
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	16,914	10,833
Total realized and unrealized gains/(losses) included in income	0	0
Total unrealized gains/(losses) included in other comprehensive income	0	0
Purchases of securities	17,262	11,325
Sales of securities	0	0
Calls and maturities	(12,663)	(5,244)
Net transfers in to Level 3	357	0
Balance at December 31 of each year	$ 21,870	$ 16,914

Note 23 - Fair Value (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended				24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]
2012
Impaired loans	$ 35,466	$ 34,116	$ 30,931	$ 41,889	$ 36,388	$ 0	$ 0	$ 0	$ 0	$ 41,889	$ 36,388
Other Real Estate Owned	2,925	5,251	8,316	2,223	1,296	0	0	0	0	2,223	1,296
Other repossessed assets					$ 250		$ 0		$ 0		$ 250

Note 24 - Basic And Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	219,223	975,845	1,033,692

Note 24 - Basic And Diluted Earnings Per Share (Detail) - Basic And Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per common share
Income available to common shareholders (in Dollars)	$ 9,259	$ 3,944	$ 2,084
Weighted average common shares outstanding	7,933	7,843	7,766
Add dilutive effects of assumed exercises of options (in Dollars)	$ 24	$ 2	$ 2
Weighted average common and dilutive potential
Common shares outstanding	7,957	7,845	7,768
Diluted earnings per common share (in Dollars per share)	$ 1.16	$ 0.5	$ 0.27
Basic earnings per common share (in Dollars per share)	$ 1.17	$ 0.5	$ 0.27

Note 25 - Firstbank Corporation (Parent Company Only) (Detail) - Condensed Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 99,601,000	$ 75,816,000	$ 73,538,000	$ 107,365,000
Securities	353,678,000	342,184,000
Other assets	26,182,000	25,061,000
Total Assets	1,498,762,000	1,485,299,000
LIABILITIES AND EQUITY
Subordinated Debentures	36,084,000	36,084,000
Shareholders’ equity	147,058,000	155,377,000	148,428,000	146,880,000
Total Liabilities and Shareholders’ Equity	1,498,762,000	1,485,299,000
Parent Company [Member]
ASSETS
Cash and cash equivalents	11,167,000	16,870,000
Investment in and advances to banking subsidiaries	168,883,000	170,981,000
Securities	1,090,000	1,086,000
Other assets	4,327,000	4,104,000
Total Assets	185,467,000	193,041,000
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	2,325,000	1,580,000
Subordinated Debentures	36,084,000	36,084,000
Total Liabilities and Shareholders’ Equity	$ 185,467,000	$ 193,041,000

Note 25 - Firstbank Corporation (Parent Company Only) (Detail) - Condensed Statements of Income and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends and returns of capital from banking subsidiaries (net of capital infusions)	$ 16,150	$ 3,680	$ 4,000
Income before income tax and undistributed subsidiary income	11,928	1,161	1,238
Income tax benefit	4,256	1,834	1,512
Equity in undistributed subsidiary income	5,190	3,618	1,993
Net income	10,534	5,623	3,763
Comprehensive income	11,246	8,373	3,311
Parent Company [Member]
Other income	5,821	5,921	5,656
Other expense	(10,043)	(8,440)	(8,418)
Income tax benefit	1,416	844	532
Change in unrealized gain (loss) on securities, net of tax and classification effects	712	2,750	(452)
Subsidiary of Common Parent [Member]
Equity in undistributed subsidiary income	$ (2,810)	$ 3,618	$ 1,993

Note 25 - Firstbank Corporation (Parent Company Only) (Detail) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 10,534	$ 5,623	$ 3,763
Equity in undistributed subsidiary income	(5,190)	(3,618)	(1,993)
Stock option and restricted stock grant compensation expense	96	118	115
Change in other assets	860	(4,513)	(6,042)
Change in other liabilities	1,886	(1,007)	(2,595)
Net cash from operating activities	23,193	28,882	25,619
Cash flows from investing activities
Net cash from/(used in) investing activities	357	(46,076)	(34,602)
Cash flows from financing activities
Proceeds from issuance of common stock	903	421	392
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	235	19,472	(24,844)
Net change in cash and cash equivalents	23,785	2,278	(33,827)
Beginning cash and cash equivalents	99,601	75,816	73,538
Ending cash and cash equivalents	99,601	75,816	73,538
Parent Company [Member] | Beginning [Member]
Cash flows from financing activities
Beginning cash and cash equivalents	16,870	15,563	10,152
Ending cash and cash equivalents	16,870	15,563	10,152
Parent Company [Member] | Ending [Member]
Cash flows from financing activities
Beginning cash and cash equivalents	11,167	16,870	15,563
Ending cash and cash equivalents	11,167	16,870	15,563
Parent Company [Member]
Cash flows from operating activities
Unrealized (gain)/loss on trading account securities	(4)	11	(3)
Change in other assets	(223)	3,797	6,734
Change in other liabilities	745	138	(1,410)
Net cash from operating activities	5,958	6,069	7,206
Cash flows from investing activities
Sale of securities available for sale	0	0	2,818
Net decrease in commercial loans	0	1,000	(786)
Return from/(payments for) investments in subsidiaries	8,000	(4,220)	(1,950)
Net cash from/(used in) investing activities	8,000	(3,220)	82
Cash flows from financing activities
Redemption of preferred stock	(15,056)	0	0
Redemption of common stock warrants	(1,947)	0	0
Proceeds from issuance of common stock	903	421	393
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	(19,661)	(1,542)	(1,877)
Net change in cash and cash equivalents	(5,703)	1,307	5,411
Beginning cash and cash equivalents	11,167	16,870
Ending cash and cash equivalents	$ 11,167	$ 16,870

Note 26 - Other Comprehensive Income (Detail) - Other Comprehensive Income Components and Related Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in unrealized holding gains and losses on available for sale securities	$ 1,034	$ 4,204	$ (689)
Reclassification adjustments for gains and losses later recognized in income	44	(37)	4
Net unrealized gains and (losses)	1,078	4,167	(685)
Tax effect	(366)	(1,417)	233
Other comprehensive income (loss)	$ 712	$ 2,750	$ (452)

Note 27 - Quarterly Financial Data (Unaudited) (Detail) - Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	$ 62,866	$ 67,644	$ 72,382
Net interest income	54,492	54,672	51,492
Income before federal income taxes	14,790	7,457	5,275
Net income	10,534	5,623	3,763
Preferred stock dividends	1,275	1,679	1,679
Net income available to common shareholders	9,259	3,944	2,084
Basic earnings per common share (in Dollars per share)	$ 1.17	$ 0.5	$ 0.27
Diluted earnings per common share (in Dollars per share)	$ 1.16	$ 0.5	$ 0.27
First Quarter [Member]
Interest income	16,126	16,989
Net interest income	13,766	13,292
Income before federal income taxes	3,440	1,564
Net income	2,417	1,215
Preferred stock dividends	420	420
Net income available to common shareholders	1,997	795
Basic earnings per common share (in Dollars per share)	$ 0.25	$ 0.1
Diluted earnings per common share (in Dollars per share)	$ 0.25	$ 0.1
Second Quarter [Member]
Interest income	16,020	17,215
Net interest income	13,838	13,741
Income before federal income taxes	3,342	686
Net income	2,404	628
Preferred stock dividends	420	420
Net income available to common shareholders	1,984	208
Basic earnings per common share (in Dollars per share)	$ 0.25	$ 0.03
Diluted earnings per common share (in Dollars per share)	$ 0.25	$ 0.03
Third Quarter [Member]
Interest income	15,574	16,924
Net interest income	13,542	13,781
Income before federal income taxes	3,765	2,170
Net income	2,715	1,630
Preferred stock dividends	220	420
Net income available to common shareholders	2,495	1,210
Basic earnings per common share (in Dollars per share)	$ 0.32	$ 0.15
Diluted earnings per common share (in Dollars per share)	$ 0.31	$ 0.15
Fourth Quarter [Member]
Interest income	15,146	16,516
Net interest income	13,346	13,858
Income before federal income taxes	4,243	3,037
Net income	2,998	2,150
Preferred stock dividends	215	419
Net income available to common shareholders	$ 2,783	$ 1,731
Basic earnings per common share (in Dollars per share)	$ 0.35	$ 0.22
Diluted earnings per common share (in Dollars per share)	$ 0.35	$ 0.22